THIS DOCUMENT IS A COPY OF THE FORM N-Q FILED ON SEPTEMBER 29, 2004 PURSUANT TO A RULE 201 TEMPORARY HARDSHIP EXEMPTION.

   As filed with the Securities and Exchange Commission on September 29, 2004


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03802

                          NEUBERGER BERMAN INCOME FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Cash Reserves

Principal Amount                                                                              Rating               Value++
($000's omitted)                                                                         Moody's    S&P   ($000's omitted)
U.S. Treasury Securities-Backed by the Full
Faith and Credit of the U.S. Government
(20.6%)
20,000               U.S. Treasury Bills, 1.02%, due 8/19/04                               TSY      TSY             19,991
12,000               U.S. Treasury Bills, 1.24%, due 9/9/04                                TSY      TSY             11,985
20,000               U.S. Treasury Bills, 1.23%, due 9/30/04                               TSY      TSY             19,960
19,000               U.S. Treasury Bills, 1.28%, due 10/7/04                               TSY      TSY             18,956
15,000               U.S. Treasury Bills, 1.63%, due 1/13/05                               TSY      TSY             14,889
13,000               U.S. Treasury Notes, 2.13%, due 8/31/04                               TSY      TSY             13,010
 7,000               U.S. Treasury Notes, 1.75%, due 12/31/04                              TSY      TSY              7,017
 6,000               U.S. Treasury Notes, 1.63%, due 1/31/05                               TSY      TSY              6,014
                                                                                                                   -------
                     Total U.S. Treasury Securities-Backed by the Full
                     Faith and Credit of the U.S. Government                                                       111,822
                                                                                                                   -------
U.S. Government Agency Securities (9.9%)
15,000               Federal Farm Credit Bank, Disc. Notes, 1.17%, due 8/2/04              AGY      AGY             15,000
15,000               Federal Farm Credit Bank, Disc. Notes, 1.19%, due 8/9/04              AGY      AGY             14,997
 5,000               Federal Farm Credit Bank, Disc. Notes, 1.43%, due 9/30/04             AGY      AGY              4,988
 7,000               Federal Farm Credit Bank, Disc. Notes, 1.09%, due 12/10/04            AGY      AGY              6,973
 2,000               Federal Farm Credit Bank, Disc. Notes, 1.15%, due 12/13/04            AGY      AGY              1,992
10,000               Tennessee Valley Authority, Disc. Notes, 1.30%, due 9/9/04            AGY      AGY              9,986
                                                                                                                   -------
                     Total U.S. Government Agency Securities                                                        53,936
                                                                                                                   -------
Certificates of Deposit (16.5%)
 2,000               Abbey National Treasury Services, Yankee CD, 1.30%, due               P-1      A-1+             2,000
                     8/23/04
 2,000               Australia & New Zealand Banking Group, Ltd., Yankee CD, 1.04%,
                     due 8/2/04                                                            P-1      A-1+             2,000
12,000               Bank of Montreal, Yankee CD, 1.50%, due 10/13/04                      P-1      A-1+            12,000
 3,000               Deutsche Bank AG, Yankee CD, 1.16%, due 12/30/04                      P-1      A-1+             3,000
10,000               HBOS Treasury Services, Yankee CD, 1.58%, due 10/28/04                P-1      A-1+            10,000
10,000               Lloyd's TSB Bank PLC, Yankee CD, 1.23% & 1.71%, due 10/26/04 &
                     12/14/04                                                              P-1      A-1+            10,000
10,000               Rabobank Nederland, Yankee CD, 1.16%, due 10/15/04                    P-1      A-1+            10,000
 5,000               Royal Bank of Scotland, Yankee CD, 1.12%, due 9/7/04                  P-1      A-1+             5,000
12,000               Svenska Handelsbanken AB, Yankee CD, 1.28% & 1.33%, due 8/13/04
                     & 8/23/04                                                             P-1      A-1             12,000
10,550               Toronto Dominion Bank, Yankee CD, 1.13% & 1.34%, due 8/19/04 &
                     12/31/04                                                              P-1      A-1             10,550
13,000               Wells Fargo Bank NA, Domestic CD, 1.32% & 1.39%, due 8/24/04 &
                     8/30/04                                                               P-1      A-1+            13,000
                                                                                                                   -------
                     Total Certificates of Deposit                                                                  89,550
                                                                                                                   -------
Commercial Paper (44.7%)
 3,000               ABN AMRO North America Finance, Inc., 1.09%, due 8/5/04               P-1      A-1+             3,000
 1,550               Alcon Capital Corp., 1.15%, due 8/2/04                                P-1      A-1+             1,550
13,000               American Express Credit Corp., 1.21% & 1.23%, due 8/3/04 &            P-1      A-1             12,999
                     8/9/04
10,000               ANZ (Delaware), Inc., 1.31%, due 8/16/04                              P-1      A-1+             9,995
14,000               Barclays U.S. Funding Corp., 1.05% & 1.17%, due 9/1/04 &              P-1      A-1+            13,971
                     11/24/04
10,000               BNP Paribas Finance, 1.09% - 1.74%, due 10/18/04 - 1/18/05            P-1      A-1+             9,947
10,000               BP Capital Markets plc, 1.32%, due 8/2/04                             P-1      A-1+            10,000
12,000               Caisse D'Amortissement de la Dette Social, 1.38% & 1.39%, due
                     9/8/04 & 9/16/04                                                      P-1      A-1+            11,983
12,000               Citigroup Global Markets, Inc., 1.47%, due 10/4/04                    P-1      A-1+            11,970
 5,000               Colgate-Palmolive Co., 1.35%, due 8/30/04                             P-1      A-1+             4,995
 5,000               Dexia Delaware LLC, 1.39%, due 8/30/04                                P-1      A-1+             4,995


See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Cash Reserves cont'd

Principal Amount                                                                               Rating                Value++
($000's omitted)                                                                         Moody's       S&P  ($000's omitted)
13,000               General Electric Capital Corp., 1.30% & 1.37%, due 8/16/04 &
                     8/26/04                                                               P-1         A-1+           12,993
10,000               Glaxo SmithKline Finance, 1.45%, due 9/22/04                          P-1         A-1+            9,980
10,000               Goldman Sachs Group, Inc., 1.08% - 1.64%, due 8/16/04 -               P-1         A-1             9,972
                     11/23/04
 8,000               ING America Insurance Holdings, Inc., 1.08%, due 9/3/04               P-1         A-1             7,992
10,000               KFW International Finance, Inc., 1.14% & 1.36%, due 8/6/04 &
                     9/8/04                                                                P-1         A-1+            9,990
10,000               National Australia Funding Corp., 1.27%, due 8/3/04                   P-1         A-1+           10,000
 8,115               Nestle Capital Corp., 1.29%, due 8/17/04                              P-1         A-1+            8,111
12,000               New York Life Capital Corp., 1.25%, due 8/5/04                        P-1         A-1+           11,999
 9,600               Pfizer, Inc., 1.04%, due 9/7/04                                       P-1         A-1+            9,590
 5,000               Private Export Funding Corp., 1.04%, due 9/21/04                      P-1         A-1+            4,993
 4,100               Rabobank USA Finance Corp., 1.37%, due 9/13/04                        P-1         A-1+            4,094
 8,000               Societe Generale NA, Inc., 1.17%, due 9/7/04                          P-1         A-1+            7,991
12,000               Toyota Motor Credit Corp., 1.31% & 1.32%, due 8/18/04 &               P-1         A-1+           11,993
                     8/19/04
10,000               UBS Finance (Delaware), Inc., 1.33% & 1.72%, due 8/20/04 &
                     1/18/05                                                               P-1         A-1+            9,957
10,731               Wal-Mart Stores, Inc., 1.09% & 1.25%, due 8/5/04 & 8/24/04            P-1         A-1+           10,727
 7,000               Westpac Capital Corp., 1.06% & 1.13%, due 8/10/04 & 10/6/04           P-1         A-1+            6,991
                                                                                                                    --------
                     Total Commercial Paper                                                                          242,778
                                                                                                                    --------
Bank Notes (3.3%)
 8,000               LaSalle Bank NA, 1.12%, due 8/30/04                                   P-1         A-1             8,000
10,000               U.S. Bank NA, 1.17%, due 11/17/04                                     P-1         A-1+           10,001
                                                                                                                    --------
                     Total Bank Notes                                                                                 18,001
                                                                                                                    --------
Time Deposits (4.4%)
12,000               Chase Manhattan Bank, Grand Cayman, 1.31%, due 8/2/04                 P-1         A-1+           12,000
12,000               Danske Bank A/S, Copenhagen, 1.32%, due 8/2/04                        P-1         A-1+           12,000
                                                                                                                    --------
                     Total Time Deposits                                                                              24,000
                                                                                                                    --------
Repurchase Agreements (1.8%)
 9,967               State Street Bank and Trust Co. Repurchase Agreement, 1.25%,
                     due 8/2/04, dated 7/30/04, Maturity Value $9,968,038,
                     Collateralized by $10,370,000, U.S. Treasury Notes, 4.25%, due
                     11/15/13 (Collateral Value $10,266,300)                                                           9,967
                                                                                                                    --------
                     Total Investments (101.2%)                                                                      550,054

                     Liabilities, less cash, receivables and other assets [(1.2%)]                                    (6,525)
                                                                                                                    --------
                     Total Net Assets (100.0%)                                                                       543,529
                                                                                                                    --------

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Government Money Fund

Principal Amount                                                                                                     Value++
($000's omitted)                                                                                            ($000's omitted)
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (59.1%)
 7,000               U.S. Treasury Bills, 0.99%, due 8/5/04                                                          7,000
15,000               U.S. Treasury Bills, 1.02%, due 8/12/04                                                        14,996
28,750               U.S. Treasury Bills, 0.98% & 1.02%, due 8/19/04                                                28,736
43,750               U.S. Treasury Bills, 0.99% - 1.31%, due 8/26/04                                                43,717
24,000               U.S. Treasury Bills, 1.21% & 1.25%, due 9/9/04                                                 23,969
10,500               U.S. Treasury Bills, 0.99%, due 9/16/04                                                        10,487
10,000               U.S. Treasury Bills, 1.23%, due 9/23/04                                                         9,982
30,000               U.S. Treasury Bills, 1.23% & 1.25%, due 9/30/04                                                29,939
15,000               U.S. Treasury Bills, 1.26%, due 10/7/04                                                        14,965
 5,250               U.S. Treasury Bills, 1.10%, due 10/14/04                                                        5,238
15,000               U.S. Treasury Bills, 1.34%, due 10/21/04                                                       14,956
15,000               U.S. Treasury Bills, 1.41%, due 10/28/04                                                       14,949
 8,000               U.S. Treasury Bills, 1.33%, due 11/18/04                                                        7,968
12,000               U.S. Treasury Bills, 1.61%, due 12/9/04                                                        11,931
12,000               U.S. Treasury Bills, 1.63%, due 1/13/05                                                        11,911
 8,400               U.S. Treasury Notes, 2.13%, due 8/31/04                                                         8,407
 8,400               U.S. Treasury Notes, 1.75%, due 12/31/04                                                        8,420
 4,200               U.S. Treasury Notes, 1.63%, due 1/31/05                                                         4,210
                                                                                                                   -------
                     Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government     271,781
                                                                                                                   -------
U.S. Government Agency Securities (33.5%)
15,000               Federal Farm Credit Bank, Disc. Notes, 1.17%, due 8/2/04                                       15,000
11,732               Federal Farm Credit Bank, Disc. Notes, 1.02% - 1.19%, due 8/9/04                               11,729
 2,765               Federal Farm Credit Bank, Disc. Notes, 1.01%, due 9/7/04                                        2,762
 7,000               Federal Farm Credit Bank, Disc. Notes, 1.43%, due 9/30/04                                       6,984
 3,815               Federal Farm Credit Bank, Disc. Notes, 1.09%, due 12/10/04                                      3,800
20,000               Federal Home Loan Bank, Disc. Notes, 1.27%, due 8/2/04                                         20,000
23,750               Federal Home Loan Bank, Disc. Notes, 1.02% & 1.22%, due 8/4/04                                 23,749
15,000               Federal Home Loan Bank, Disc. Notes, 1.22%, due 8/11/04                                        14,995
10,000               Federal Home Loan Bank, Disc. Notes, 1.47%, due 10/15/04                                        9,970
30,000               Tennessee Valley Authority, Disc. Notes, 1.24% & 1.33%, due
                     8/26/04                                                                                        29,974
15,000               Tennessee Valley Authority, Disc. Notes, 1.30%, due 9/9/04                                     14,979
                                                                                                                   -------
                     Total U.S. Government Agency Securities                                                       153,942
                                                                                                                   -------
Repurchase Agreements (4.2%)
19,389               State Street Bank and Trust Co. Repurchase Agreement, 1.25%, due
                     8/2/04, dated 7/30/04, Maturity Value $19,391,019, Collateralized by $20,175,000 U.S. Treasury Notes, 4.25%, due 11/15/13
                     (Collateral Value $19,973,250)                                                                 19,389
                                                                                                                   -------
                     Total Investments (96.8%)                                                                     445,112
                                                                                                                   -------

                     Cash, receivables and other assets, less liabilities (3.2%)                                    14,564
                                                                                                                   -------
                     Total Net Assets (100.0%)                                                                     459,676
                                                                                                                   -------

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments High Income Bond Fund
---------------------------------------------

Principal Amount                                                                        Rating                       Value+
($000's omitted)                                                                Moody's            S&P     ($000's omitted)
Corporate Debt Securities (96.0%)
$3,875      Abitibi-Consolidated, Inc., Guaranteed Notes, 7.88%, due
            8/1/09                                                              Ba2                BB               $4,001
 2,525      Abitibi-Consolidated, Inc., Notes, 6.95%, due 4/1/08                Ba2                BB                2,557
 3,325      AES Corp., Senior Notes, 8.75%, due 6/15/08                         B2                 B-                3,504
 1,184      AES Corp., Senior Secured Notes, 10.00%, due 7/15/05                Ba3                BB                1,210**
 3,000      AES Corp., Senior Secured Notes, 8.75%, due 5/15/13                 B1                 B+                3,278**
 2,000      AGCO Corp., Guaranteed Notes, 9.50%, due 5/1/08                     Ba3                BB-               2,170(00)
 4,175      Airgas, Inc., Senior Subordinated Notes, 9.13%, due 10/1/11         Ba2                B+                4,692
 4,325      Alliant Techsystems, Inc., Senior Subordinated Notes, 8.50%,
            due 5/15/11                                                         B2                 B                 4,682
 2,500      Allied Waste North America, Inc., Guaranteed Notes, Ser. B,
            9.25%, due 9/1/12                                                   Ba3                BB-               2,784
 3,000      Allied Waste North America, Inc., Secured Notes, 6.50%, due
            11/15/10                                                            Ba3                BB-               2,970
 2,500      Allied Waste North America, Inc., Secured Notes, 6.38%, due
            4/15/11                                                             Ba3                BB-               2,437
 6,500      Amerigas Partners L.P., Senior Notes, Ser. B, 8.88%, due
            5/20/11                                                             B2                 BB-               7,069
 4,525      AMETEK, Inc., Senior Notes, 7.20%, due 7/15/08                      Ba1                BBB               4,920
 7,000      Arch Western Finance Corp., Senior Notes, 6.75%, due 7/1/13         Ba2                BB+               7,105**
 5,000      Arvin Industries, Inc., Senior Notes, 6.75%, due 3/15/08            Ba1                BB+               5,100
 5,875      Aviall, Inc., Senior Notes, 7.63%, due 7/1/11                       B1                 BB                6,169
 2,000      Ball Corp., Guaranteed Senior Notes, 7.75%, due 8/1/06              Ba3                BB                2,130(00)
 5,250      BCP Caylux Holdings, Senior Subordinated Notes, 9.63%, due
            6/15/14                                                             B3                 B-                5,473**
 5,125      Bombardier Recreational Products, Senior Subordinated Notes,
            8.38%, due 12/15/13                                                 B3                 B-                5,202++**
 3,875      BoWater Canada Finance Corp., Guaranteed Notes, 7.95%, due
            11/15/11                                                            Ba2                BB                4,007
 5,175      BRL Universal Equipment, Senior Notes, 8.88%, due 2/15/08           Ba3                BB-               5,544
 3,000      California Steel Industries, Inc., Senior Notes, 6.13%, due
            3/15/14                                                             Ba3                BB-               2,816
 1,985      Calpine Corp., Senior Floating Rate Term Loan, 7.35%, due
            10/15/04                                                                               B                 1,687
 5,125      Calpine Corp., Senior Secured Notes, 8.50%, due 7/15/10                                B                 4,126**
 1,000      Canandaigua Brands, Inc., Guaranteed Senior Notes, 8.63%,
            due 8/1/06                                                          Ba2                BB                1,085
 3,125      Case New Holland, Inc., Senior Notes, 6.00%, due 6/1/09             Ba3                BB-               2,996**
 3,125      Case New Holland, Inc., Senior Notes, 9.25%, due 8/1/11             Ba3                BB-               3,383**
 4,250      Charter Communications Operating LLC, Senior Notes, 8.00%,
            due 4/30/12                                                         B2                 B-                4,101**
 1,000      Charter Communications Operating LLC, Senior Notes, 8.38%,
            due 4/30/14                                                         B2                 B-                  965**
 3,250      Chesapeake Energy Corp., Senior Notes, 7.00%, due 8/15/14           Ba3                BB-               3,278**(0)
 3,275      Citgo Petroleum Corp., Senior Notes, 7.88%, due 5/15/06             Ba3                BB                3,406
 4,125      CMS Energy Corp., Senior Notes, 8.90%, due 7/15/08                  B3                 B+                4,404
 3,125      CMS Energy Corp., Senior Notes, 7.75%, due 8/1/10                   B3                 B+                3,195**
 4,750      Compass Minerals Group, Inc., Senior Subordinated Notes,
            10.00%, due 8/15/11                                                 B3                 B-                5,272
 4,875      Crown, Cork & Seal Co., Guaranteed Notes, 7.00%, due
            12/15/06                                                            B3                 B                 4,972
 6,875      CSC Holdings, Inc., Senior Notes, Ser. B, 8.13%, due 7/15/09        B1                 BB-               7,150
 6,525      D. R. Horton, Inc., Guaranteed Senior Notes, 8.50%, due
            4/15/12                                                             Ba1                BB+               7,324
 3,825      Dana Corp., Notes, 6.50%, due 3/15/08                               Ba3                BB                4,031

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments High Income Bond Fund cont'd
----------------------------------------------------

Principal Amount                                                                        Rating                       Value+
($000's omitted)                                                                Moody's            S&P     ($000's omitted)
3,250       Dean Foods Co., Senior Notes, 6.75%, due 6/15/05                    Ba2                BB-               3,331
1,325       Dean Foods Co., Senior Notes, 6.63%, due 5/15/09                    Ba2                BB-               1,372
1,750       Dole Foods Co., Inc., Debentures, 8.75%, due 7/15/13                B2                 B+                1,838(00)
2,125       Dole Foods Co., Inc., Variable Rate Senior Notes, 8.63%, due
            5/1/09                                                              B2                 B+                2,231
5,000       Dow Jones CDX High Yield, Pass-Thru Certificates, Ser. 3-2,
            6.38%, due 12/29/09                                                 Ba3                                  4,953**
2,500       Dow Jones CDX High Yield, Pass-Thru Certificates, Ser. 3-3,
            8.00%, due 12/29/09                                                 B3                                   2,428**
3,175       DPL, Inc., Senior Notes, 8.25%, due 3/1/07                          Ba3                B+                3,373
5,000       Dresser, Inc., Guaranteed Senior Subordinated Notes, 9.38%,
            due 4/15/11                                                         B2                 B                 5,412
2,875       EchoStar DBS Corp., Senior Notes, 5.75%, due 10/1/08                Ba3                BB-               2,853
1,925       Edison Mission Energy, Senior Notes, 10.00%, due 8/15/08            B2                 B                 2,185
4,200       Edison Mission Energy, Senior Notes, 9.88%, due 4/15/11             B2                 B                 4,704
4,125       El Paso Natural Gas, Senior Notes, Ser. A, 7.63%, due 8/1/10        B1                 B-                4,290
3,500       El Paso Production Holdings, Guaranteed Senior Notes, 7.75%,
            due 6/1/13                                                          B3                 B-                3,334
5,125       Emmis Operating Co., Senior Subordinated Notes, 6.88%, due
            5/15/12                                                             B2                 B-                5,010**
6,875       Entravision Communications Corp., Guaranteed Notes, 8.13%,
            due 3/15/09                                                         B3                 B-                7,133
3,125       ERICO International Corp., Senior Subordinated Notes, 8.88%,
            due 3/1/12                                                          B3                 B-                3,203**
4,875       Felcor Lodging L.P., Senior Floating Rate Notes, 5.84%, due
            12/1/04                                                             B1                 B-                4,863**
6,875       Ferrellgas Partners L.P., Senior Notes, 8.75%, due 6/15/12          B2                 B                 7,391
2,725       Fisher Scientific International, Inc., Senior Subordinated
            Notes, 8.13%, due 5/1/12                                            B2                 B+                2,980
4,500       Fisher Scientific International, Inc., Senior Subordinated
            Notes, 8.00%, due 9/1/13                                            B2                 B+                4,922
1,550       Fisher Scientific International, Inc., Senior Subordinated
            Notes, 6.75%, due 8/15/14                                           Ba3                BB+               1,548**(0)
3,725       Flowserve Corp., Guaranteed Senior Subordinated Notes,
            12.25%, due 8/15/10                                                 B2                 B                 4,219
4,125       Forest Oil Corp., Senior Notes, 8.00%, due 6/15/08                  Ba3                BB-               4,466(00)
1,500       Forest Oil Corp., Senior Notes, 8.00%, due 12/15/11                 Ba3                BB-               1,631**
2,250       Freescale Semiconductor, Inc., Senior Notes, 6.88%, due
            7/15/11                                                             Ba2                BB+               2,267**
3,675       GCI, Inc., Senior Notes, 7.25%, due 2/15/14                         B2                 B+                3,528**
4,125       General Cable Corp., Senior Notes, 9.50%, due 11/15/10              B2                 B                 4,496
1,175       Georgia Gulf Corp., Notes, 7.63%, due 11/15/05                      Ba3                BBB-              1,225
7,175       Georgia Pacific Corp., Senior Notes, 7.38%, due 7/15/08             Ba2                BB+               7,713
3,125       Goodyear Tire and Rubber Co., Notes, 8.50%, due 3/15/07             B3                 B-                3,203
2,600       Grant Prideco, Inc., Guaranteed Senior Notes, Ser. B, 9.63%,
            due 12/1/07                                                         Ba3                BB-               2,886
3,000       GulfMark Offshore, Inc., Senior Notes, 7.75%, due 7/15/14           B2                 BB-               2,903**
6,325       GulfTerra Energy Partners, Senior Notes, 6.25%, due 6/1/10          Ba3                BB                6,451
5,075       Hanover Equipment Trust 2001 A, Senior Secured Notes, Ser.
            A, 8.50%, due 9/1/08                                                B2                 B+                5,418
5,175       Hines Nurseries, Inc., Senior Notes, 10.25%, due 10/1/11            B3                 B                 5,589
3,000       HMH Properties, Inc., Guaranteed Senior Notes, Ser. B,
            7.88%, due 8/1/08                                                   Ba3                B+                3,083(00)
3,325       Host Marriott L.P., Senior Notes, 7.00%, due 8/15/12                Ba3                B+                3,283**(0)
3,875       Host Marriott L.P., Senior Notes, 7.13%, due 11/1/13                Ba3                B+                3,856
1,000       IDEX Corp., Senior Notes, 6.88%, due 2/15/08                        Baa3               BBB               1,077

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments High Income Bond Fund cont'd
----------------------------------------------------

Principal Amount                                                                        Rating                       Value+
($000's omitted)                                                                Moody's            S&P     ($000's omitted)
5,875       Invista, Notes, 9.25%, due 5/1/12                                   B1                 B+                6,015**
5,875       Iron Mountain, Inc., Guaranteed Senior Notes, 8.63%, due
            4/1/13                                                              B3                 B                 6,308
2,525       Iron Mountain, Inc., Guaranteed Senior Subordinated Notes,
            8.25%, due 7/1/11                                                   B3                 B                 2,632
3,000       iStar Financial, Inc., Senior Notes, 5.13%, due 4/1/11              Ba1                BB+               2,903**
3,250       Jafra Cosmetics, Senior Subordinated Notes, 10.75%, due
            5/15/11                                                             B3                 B-                3,656
1,000       Jostens, Inc., Senior Subordinated Notes, 12.75%, due 5/1/10        B3                 B-                1,130
3,037       K & F Industries, Inc., Senior Subordinated Notes, 9.25%,
            due 10/15/07                                                        B3                 B                 3,113
5,350       KB Home, Senior Subordinated Notes, 8.63%, due 12/15/08             Ba2                BB-               5,845
  500       Kennametal, Inc., Senior Notes, 7.20%, due 6/15/12                  Ba1                BBB                 533
3,125       Key Energy Services, Inc., Guaranteed Senior Notes, Ser. C,
            8.38%, due 3/1/08                                                   B1                 B                 3,266
2,825       L-3 Communications Corp., Guaranteed Senior Subordinated
            Notes, Ser. B, 8.00%, due 8/1/08                                    Ba3                BB-               2,924
2,325       L-3 Communications Corp., Guaranteed Senior Subordinated
            Notes, 7.63%, due 6/15/12                                           Ba3                BB-               2,482
5,875       Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13              Ba3                B                 6,066
5,875       LNR Property Corp., Senior Subordinated Notes, 7.63%, due
            7/15/13                                                             Ba3                B+                5,875
3,025       Lyondell Chemical Co., Guaranteed Senior Notes, 9.50%, due
            12/15/08                                                            B1                 B+                3,165
1,450       Massey Energy Co., Senior Notes, 6.63%, due 11/15/10                Ba3                BB                1,479(00)
2,500       MCI Inc., Senior Notes, 5.91%, due 5/1/07                                                                2,422^^
2,077       MCI Inc., Senior Notes, 6.69%, due 5/1/09                                                                1,913^^
2,575       MGM Mirage, Inc., Guaranteed Senior Notes, 8.50%, due
            9/15/10                                                             Ba1                BB+               2,845
2,000       MGM Mirage, Inc., Guaranteed Senior Subordinated Notes,
            9.75%, due 6/1/07                                                   Ba2                BB-               2,198
4,000       MGM Mirage, Inc., Senior Notes, 6.00%, due 10/1/09                  Ba1                BB+               3,970
1,445       Midland Funding II, Debentures, Ser. A, 11.75%, due 7/23/05         Ba3                BB-               1,550
5,525       Millar Western Forest, Senior Notes, 7.75%, due 11/15/13            B3                 B+                5,635
5,125       Millennium America, Inc., Guaranteed Notes, 7.00%, due
            11/15/06                                                            B1                 BB-               5,253
4,175       MSW Energy Holdings LLC, Guaranteed Senior Secured Notes,
            Ser. B, 7.38%, due 9/1/10                                           Ba2                BB-               4,259
6,575       Nalco Co., Senior Notes, 7.75%, due 11/15/11                        B2                 B-                6,838**
6,875       Navistar International Corp., Senior Notes, 7.50%, due
            6/15/11                                                             Ba3                BB-               7,098
3,525       Nevada Power Co., General Refunding Mortgage Notes, Ser. E,
            10.88%, due 10/15/09                                                Ba2                                  4,054
4,125       Newfield Exploration Co., Senior Notes, Ser. B, 7.45%, due
            10/15/07                                                            Ba2                BB+               4,372
5,425       Nextel Communications, Inc., Senior Notes, 6.88%, due
            10/31/13                                                            Ba3                BB                5,506
5,125       Norampac, Inc., Senior Notes, 6.75%, due 6/1/13                     Ba2                BB+               5,151
4,675       Norske Skog Canada Ltd., Guaranteed Senior Notes, Ser. D,
            8.63%, due 6/15/11                                                  Ba3                BB                5,026++
2,000       Nortek Holdings, Inc., Senior Floating Rate Notes, 4.87%,
            due 9/30/04                                                         B1                 B+                2,055**
1,250       Nortel Networks Corp., Guaranteed Notes, 7.40%, due 6/15/06         B3                 B-                1,266
2,575       Northwest Pipeline Corp., Debentures, 6.63%, due 12/1/07            B1                 B+                2,672
5,825       NRG Energy, Inc., Secured Notes, 8.00%, due 12/15/13                B2                 B+                5,956**
6,875       NVR, Inc., Senior Notes, 5.00%, due 6/15/10                         Ba1                BB+               6,600

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments High Income Bond Fund cont'd
----------------------------------------------------

Principal Amount                                                                        Rating                       Value+
($000's omitted)                                                                Moody's            S&P     ($000's omitted)
2,525       OMEGA Healthcare Investors, Inc., Notes, 6.95%, due 8/1/07          B1                 BB-               2,553
1,000       Omnicare, Inc., Guaranteed Senior Subordinated Notes, Ser.
            B, 8.13%, due 3/15/11                                               Ba2                BB+               1,063
4,125       Owens & Minor, Inc., Senior Subordinated Notes, 8.50%, due
            7/15/11                                                             Ba3                BB-               4,507
4,125       Owens-Brockway Glass Container, Inc., Guaranteed Senior
            Notes, 8.88%, due 2/15/09                                           B2                 BB-               4,486
1,875       Owens-Brockway Glass Container, Inc., Senior Notes, 8.25%,
            due 5/15/13                                                         B3                 B                 1,964
3,025       Park Place Entertainment Corp., Senior Notes, 7.50%, due
            9/1/09                                                              Ba1                BB+               3,286
2,875       Park Place Entertainment Corp., Senior Subordinated Notes,
            7.88%, due 12/15/05                                                 Ba2                BB-               3,033
2,000       PG&E Corp., Senior Secured Notes, 6.88%, due 7/15/08                                                     2,123**^^
3,825       Pilgrim's Pride Corp., Senior Subordinated Notes, 9.25%, due
            11/15/13                                                            B2                 B+                4,112
3,725       Plains E&P Co., Senior Notes, 7.13%, due 6/15/14                    Ba2                BB-               3,827**
3,000       Ply Gem Industries, Inc., Senior Subordinated Notes, 9.00%,
            due 2/15/12                                                         B3                 B-                3,030**
1,250       Pogo Producing Co., Senior Subordinated Notes, Ser. B,
            8.25%, due 4/15/11                                                  Ba3                BB                1,369
2,750       Potlatch Corp., Guaranteed Senior Subordinated Notes,
            10.00%, due 7/15/11                                                 Ba1                BB-               3,094
5,575       Pride International, Inc., Senior Notes, 7.38%, due 7/15/14         Ba2                BB-               5,749**
4,750       PSE&G Energy Holdings, Inc., Notes, 7.75%, due 4/16/07              Ba3                BB-               5,011
3,000       Qwest Corp., Tranche A, 6.50%, due 6/30/07                                                               3,116^^
3,000       Qwest Corp., Tranche B, 6.95%, due 6/30/10                                                               2,955^^
3,000       Radio One, Inc., Guaranteed Senior Notes, 8.88%, due 7/1/11         B2                 B-                3,315
3,625       Reddy Ice Group, Inc., Senior Subordinated Notes, 8.88%, due
            8/1/11                                                              B3                 B-                3,815
4,197       Reliant Resources, Inc., Floating Rate Term Loan, 5.44%, due
            1/7/05                                                                                                   4,197^^
5,875       Rent-A-Center, Inc., Guaranteed Senior Notes, Ser. B, 7.50%,
            due 5/1/10                                                          B1                 BB-               6,110
4,000       Rogers Cable, Inc., Secured Notes, 5.50%, due 3/15/14               Ba2                BBB-              3,583
3,575       Russel Metals, Inc., Senior Notes, 6.38%, due 3/1/14                Ba3                BB-               3,361
3,525       Ryland Group, Inc., Senior Notes, 8.00%, due 8/15/06                Ba1                BBB-              3,816
1,125       Ryland Group, Inc., Senior Notes, 5.38%, due 6/1/08                 Ba1                BBB-              1,143
1,875       Salem Communications Holding Corp., Guaranteed Senior
            Subordinated Notes, 7.75%, due 12/15/10                             B3                 B-                1,922
5,125       Salem Communications Holding Corp., Guaranteed Senior
            Subordinated Notes, Ser. B, 9.00%, due 7/1/11                       B3                 B-                5,612
5,625       Scotts Co., Senior Subordinated Notes, 6.63%, due 11/15/13          Ba2                B+                5,681
5,875       Sequa Corp., Senior Notes, Ser. B, 8.88%, due 4/1/08                B1                 BB-               6,257
4,375       Service Corp. International, Notes, 6.88%, due 10/1/07              B1                 BB                4,517
3,250       Ship Finance International Ltd., Senior Notes, 8.50%, due
            12/15/13                                                            B2                 B                 3,120**
2,525       Sierra Pacific Power Co., General Refunding Mortgage Notes,
            6.25%, due 4/15/12                                                  Ba2                BB+               2,475**
4,125       Sinclair Broadcast Group, Inc., Guaranteed Senior
            Subordinated Notes, 8.00%, due 3/15/12                              B2                 B                 4,259
3,125       Six Flags, Inc., Senior Notes, 8.88%, due 2/1/10                    B3                 B-                2,898++
3,000       Smithfield Foods, Inc., Senior Notes, 7.00%, due 8/1/11             Ba2                BB                3,030**(0)
1,250       Southern Natural Gas Co., Notes, 6.13%, due 9/15/08                 B1                 B-                1,259
1,000       Southern Star Central Corp., Senior Secured Notes, 8.50%,
            due 8/1/10                                                          B1                 B+                1,085

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments High Income Bond Fund cont'd
----------------------------------------------------

Principal Amount                                                                        Rating                       Value+
($000's omitted)                                                                Moody's            S&P     ($000's omitted)
 5,000      Speedway Motorsports, Inc., Senior Subordinated Notes,
            6.75%, due 6/1/13                                                   Ba2                B+               5,037**
 5,750      Standard Pacific Corp., Senior Notes, 6.50%, due 10/1/08            Ba2                BB               5,793
 1,575      Standard Pacific Corp., Senior Notes, 5.13%, due 4/1/09             Ba2                BB               1,496
 2,825      Stena AB, Senior Notes, 9.63%, due 12/1/12                          Ba3                BB-              3,079
 6,525      Stone Container Corp., Senior Notes, 9.75%, due 2/1/11              B2                 B                7,210
   750      Stone Container Finance, Guaranteed Senior Notes, 11.50%,
            due 8/15/06                                                         B2                 B                  750**
 2,575      Suburban Propane Partners, L.P., Senior Notes, 6.88%, due
            12/15/13                                                            B1                 B                2,549
 5,875      Tembec Industries, Inc., Guaranteed Senior Notes, 8.63%, due
            6/30/09                                                             Ba3                BB-              6,066
 5,875      Tenet Healthcare Corp., Senior Notes, 6.38%, due 12/1/11            B3                 B-               5,243
 7,000      Toll Corp., Senior Subordinated Notes, 8.25%, due 12/1/11           Ba2                BB+              7,595
 2,650      Transcontinental Gas Pipe Line Corp., Notes, 6.25%, due
            1/15/08                                                             B1                 B+               2,713
 3,175      Triad Hospitals, Inc., Senior Notes, 7.00%, due 5/15/12             B2                 B+               3,246
 3,875      Triad Hospitals, Inc., Senior Subordinated Notes, 7.00%, due
            11/15/13                                                            B3                 B                3,817
 4,875      United Rentals, Inc., Senior Subordinated Notes, 7.75%, due
            11/15/13                                                            B2                 B+               4,717
 3,750      Valmont Industries, Inc., Guaranteed Senior Subordinated
            Notes, 6.88%, due 5/1/14                                            Ba3                B+               3,713**
 3,750      Venetian Casino Resort, LLC/Las Vegas Sands, Inc.,
            Guaranteed Mortgage Notes, 11.00%, due 6/15/10                      B2                 B                4,275
 4,000      Vintage Petroleum, Inc., Senior Notes, 8.25%, due 5/1/12            Ba3                BB-              4,290(00)
 5,875      Vought Aircraft Industries, Inc., Senior Notes, 8.00%, due
            7/15/11                                                             B2                 B                5,757**
 3,750      VWR International, Inc., Senior Notes, 6.88%, due 4/15/12           B2                 B                3,787**
 2,500      VWR International, Inc., Senior Subordinated Notes, 8.00%,
            due 4/15/14                                                         B3                 B                2,550**
 5,000      Wabtec Corp., Senior Notes, 6.88%, due 7/31/13                      Ba2                BB               5,037
 2,250      Warnaco, Inc., Senior Notes, 8.88%, due 6/15/13                     B2                 B                2,447
 4,250      Warner Music Group, Senior Subordinated Notes, 7.38%, due
            4/15/14                                                             B3                 B-               4,059**
 1,000      Williams Cos., Inc., Notes, 8.13%, due 3/15/12                      B3                 B+               1,098
 1,750      Williams Cos., Inc., Senior Notes, 8.63%, due 6/1/10                B3                 B+               1,964
 3,875      Williams Scotsman, Inc., Guaranteed Notes, 9.88%, due 6/1/07        B3                 B-               3,836
 2,125      Witco Corp., Notes, 6.13%, due 2/1/06                               Ba3                B+               2,125
 5,875      Young Broadcasting, Inc., Guaranteed Senior Notes, 8.50%,
            due 12/15/08                                                        B2                 B                6,154
                                                                                                                  -------
            Total Corporate Debt Securities (Cost $676,263)                                                       679,010
                                                                                                                  -------
Convertible Bonds (1.2%)
 3,000      Fairchild Semiconductor, Inc., Senior Subordinated Notes,
            5.00%, due 11/1/08                                                                     B                2,977
 5,525      Nortel Networks Corp., Notes, 4.25%, due 9/1/08                     B3                 B-               5,242
                                                                                                                  -------
            Total Convertible Bonds (Cost $8,326)                                                                   8,219
                                                                                                                  -------
Repurchase Agreements (2.6%)
18,595      State Street Bank and Trust Co. Repurchase Agreement, 1.25%,
            due 8/2/04, dated 7/30/04, Maturity Value $18,596,937,
            Collateralized by $14,125,000 U.S. Treasury Bonds, 8.13%,

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments High Income Bond Fund cont'd
----------------------------------------------------

Principal Amount                                                                        Rating                       Value+
($000's omitted)                                                                Moody's            S&P     ($000's omitted)
            due 8/15/19 (Collateral Value $19,157,342) (Cost $18,595)                                               18,595#
                                                                                                                  --------
Short-Term Investments (1.1%)
8,150       N&B Securities Lending Quality Fund, LLC (Cost $8,150)                                                   8,150ss.#
                                                                                                                  --------
Number of Shares
Warrants (0.0%)
500         Dayton Superior Corp.                                                                                       --*
11,952      Reliant Resources, Inc.                                                                                     --*
625         XM Satellite Radio, Inc.                                                                                    --*
                                                                                                                  --------
            Total Warrants (Cost $0)                                                                                    --
                                                                                                                  --------
            Total Investments (100.9%) (Cost $711,334)                                                             713,974##

            Liabilities, less cash, receivables
            and other assets [(0.9%)]                                                                               (6,396)
                                                                                                                  --------
            Total Net Assets (100.0%)                                                                             $707,578
                                                                                                                  --------

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Limited Maturity Bond Fund
--------------------------------------------------

Principal Amount                                                                                    Rating                    Value+
($000's omitted)                                                                                Moody's     S&P     ($000's omitted)
U.S. Treasury Securities (36.0%)
     14,215        U.S. Treasury Bills, 1.30%, due 8/19/04                                      TSY         TSY           14,207
      2,350        U.S. Treasury Notes, 2.00%, due 11/30/04                                     TSY         TSY            2,354
        490        U.S. Treasury Notes, 1.75%, due 12/31/04                                     TSY         TSY              490
      7,150        U.S. Treasury Notes, 1.63%, due 3/31/05                                      TSY         TSY            7,140
        740        U.S. Treasury Notes, 1.88%, due 11/30/05                                     TSY         TSY              736
      5,000        U.S. Treasury Notes, 1.88%, due 12/31/05                                     TSY         TSY            4,967
     21,000        U.S. Treasury Notes, 1.88%, due 1/31/06                                      TSY         TSY           20,836(00)
      1,000        U.S. Treasury Notes, 2.25%, due 4/30/06                                      TSY         TSY              995
     11,750        U.S. Treasury Notes, 2.00%, due 5/15/06                                      TSY         TSY           11,636
      2,700        U.S. Treasury Notes, 3.00%, due 11/15/07                                     TSY         TSY            2,684
      5,500        U.S. Treasury Notes, 3.00%, due 2/15/08                                      TSY         TSY            5,448
                                                                                                                       ---------
                   Total U.S. Treasury Securities (Cost $72,046)                                                          71,493
                                                                                                                       ---------
Mortgage-Backed Securities (12.7%)
Fannie Mae
        842        Collateralized Mortgage Obligations, Planned Amortization
                   Certificates, Ser. 2003-16, Class PA, 4.50%, due 11/25/09                    AGY         AGY              852
Freddie Mac
         30        ARM Certificates, 2.88%, due 1/1/17                                          AGY         AGY               30
        651        Collateralized Mortgage Obligations, Planned Amortization
                   Certificates, Ser. 2592, Class PA, 4.50%, due 12/15/07                       AGY         AGY              653
        512        Pass-Through Certificates, 5.00%, due 2/1/07                                 AGY         AGY              521
Government National Mortgage Association
         13        Pass-Through Certificates, 7.50%, due 10/15/09 - 9/15/10                     AGY         AGY               14
        153        Pass-Through Certificates, 7.00%, due 4/15/11                                AGY         AGY              163
         52        Pass-Through Certificates, 12.00%, due 12/15/12 - 5/15/14                    AGY         AGY               59
      7,540        Pass-Through Certificates, 6.00%, due 1/15/33                                AGY         AGY            7,766
      8,757        Pass-Through Certificates, 5.00%, due 3/15/34 & 5/15/34                      AGY         AGY            8,588
      6,989        Pass-Through Certificates, 4.50%, due 6/15/34                                AGY         AGY            6,640
                                                                                                                       ---------
                   Total Mortgage-Backed Securities (C ost $25,014)                                                       25,286
                                                                                                                       ---------
Corporate Debt Securities (47.4%)
      1,200        Abitibi-Consolidated, Inc., Bonds, 8.30%, due 8/1/05                         Ba2         BB             1,248
        840        Allied Waste North America, Inc., Guaranteed Senior Notes,
                   Ser. B, 7.63%, due 1/1/06                                                    Ba3         BB-              876
        850        Allied Waste North America, Inc., Guaranteed Notes, Ser. B,
                   8.88%, due 4/1/08                                                            Ba3         BB-              926
      2,450        Allstate Corp., Senior Notes, 7.88%, due 5/1/05                              A1          A+             2,549
        970        American General Finance Corp., Floating Rate Notes, Ser.
                   G, 1.91%, due 9/20/04                                                        A1          A+               971
      1,430        Aon Corp., Notes, 8.65%, due 5/15/05                                         Baa2        A-             1,488
      1,310        AT&T Wireless Services, Inc., Senior Notes, 7.35%, due
                   3/1/06                                                                       Baa2        BBB            1,396
      1,000        Bausch & Lomb, Inc., Notes, 6.75%, due 12/15/04                              Ba1         BBB-           1,013
      2,120        Bear Stearns Co., Inc., Notes, 6.50%, due 5/1/06                             A1          A              2,244
      2,000        Berkshire Hathaway Finance, Notes, 3.40%, due 7/2/07                         Aaa         AAA            1,994**
        650        Boeing Capital Corp., Senior Notes, 5.65%, due 5/15/06                       A3          A                683
      2,000        Boeing Co., Notes, 6.63%, due 6/1/05                                         A3          A              2,061
      2,000        Bombardier Capital, Inc., Notes, 7.50%, due 8/15/04                          Baa3        BBB-           2,002**
        400        Brascan Corp., Notes, 8.13%, due 12/15/08                                    Baa3        A-               453
      2,700        British Telecom PLC, Notes, 7.88%, due 12/15/04                              Baa1        A-             2,879
      1,000        Capital One Bank, Senior Notes, 8.25%, due 6/15/05                           Baa2        BBB-           1,046
      2,400        Caterpillar Financial Services Corp., Notes, 6.88%, due

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Limited Maturity Bond Fund cont'd
---------------------------------------------------------

Principal Amount                                                                                    Rating                    Value+
($000's omitted)                                                                                Moody's     S&P     ($000's omitted)
                   8/1/04                                                                       A2          A              2,400
      1,200        Caterpillar Financial Services Corp., Floating Rate
                   Medium-Term Notes, 1.28%, due 11/15/04                                       A2          A              1,201
      1,300        CBS Corp., Guaranteed Senior Notes, 7.15%, due 5/20/05                       A3          A-             1,348
        960        Chase Manhattan Corp., Subordinated Notes, 7.25%, due 6/1/07                 A1          A              1,058
      1,300        Comcast Cable Communications, Senior Notes, 6.38%, due
                   1/30/06                                                                      Baa3        BBB            1,360
      2,200        ConocoPhillips, Notes, 8.50%, due 5/25/05                                    A3          A-             2,309
      1,250        Cox Communications, Inc., Notes, 7.75%, due 8/15/06                          Baa2        BBB            1,357
        530        Daimler Chrysler N.A. Holdings Corp., Floating Rate Notes,
                   Ser. C, 1.68%, due 8/2/04                                                    A3          BBB              530
      1,500        Daimler Chrysler N.A. Holdings Corp., Guaranteed Notes,
                   6.40%, due 5/15/06                                                           A3          BBB            1,580
        400        Delhaize America, Inc., Guaranteed Notes, 7.38%, due 4/15/06                 Ba1         BB+              424
        660        EOP Operating Limited Partnership, Notes, 6.63%, due 2/15/05                 Baa2        BBB+             675
      1,300        Everest Reinsurance Holdings, Inc., Senior Notes, 8.50%, due
                   3/15/05                                                                      A3          A-             1,343
      3,500        General Electric Capital Corp., Medium-Term Notes, Ser. A,
                   4.25%, due 1/28/05                                                           Aaa         AAA            3,539
        800        General Motors Acceptance Corp., Notes, 6.13%, due 9/15/06                   A3          BBB              834
        540        General Motors Acceptance Corp., Notes, 6.13%, due 2/1/07                    A3          BBB              565
      1,000        Great Lakes Power, Inc., Notes, 8.30%, due 3/1/05                            Baa3        BBB-           1,031
      1,750        HCA, Inc., Notes, 6.91%, due 6/15/05                                         Ba1         BBB-           1,799
      1,900        HCA, Inc., Notes, 5.25%, due 11/6/08                                         Ba1         BBB-           1,908
      1,440        Hertz Corp., Senior Notes, 8.25%, due 6/1/05                                 Baa2                       1,492
      2,100        Household Finance Corp., Notes, 6.50%, due 1/24/06                           A1          A              2,212
        340        IBP, Inc., Senior Notes, 6.13%, due 2/1/06                                   Baa3        BBB              351
      1,365        International Lease Finance Corp., Floating Rate Notes,
                   2.84%, due 10/13/04                                                          A1          AA-            1,372
      1,335        ITT Corp., Notes, 6.75%, due 11/15/05                                        Ba1         BB+            1,383
      4,190        John Deere Capital Corp., Floating Rate Senior Notes, 1.56%,
                   due 8/20/04                                                                  A3          A-             4,197
      1,400        Lear Corp., Guaranteed Senior Notes, Ser. B, 7.96%, due
                   5/15/05                                                                      Baa3        BBB-           1,457
      1,200        Mallinckrodt Group, Inc., Notes, 6.50%, due 11/15/07                         Ba3         BBB            1,295
      1,200        Merrill Lynch & Co., Inc., Floating Rate Medium-Term Notes,
                   Ser. B, 1.43%, due 11/3/04                                                   Aa3         A+             1,201
      2,000        National Rural Utilities Cooperative Finance Corp.,
                   Collateral Trust, 6.00%, due 5/15/06                                         A1          A+             2,103
      2,600        Pacific Bell, Notes, 6.25%, due 3/1/05                                       A1          A+             2,660
      1,200        Pemex Project Funding Master Trust, Guaranteed Notes, 9.13%,
                   due 10/13/10                                                                 Baa1        BBB-           1,392
      1,000        Placer Dome, Inc., Notes, 6.91%, due 11/21/05                                                           1,048^^
      2,300        PNC Funding Corp., Guaranteed Notes, 7.00%, due 9/1/04                       A2          A-             2,309
      1,200        Powergen US Funding LLC, Notes, 4.50%, due 10/15/04                          A3          BBB+           1,206
        620        Quest Diagnostics, Inc., Senior Notes, 6.75%, due 7/12/06                    Baa2        BBB              661
      1,645        Raytheon Co., Notes, 6.50%, due 7/15/05                                      Baa3        BBB-           1,700
      1,340        Reliant Energy Resources Corp., Notes, Ser. B, 8.13%, due
                   7/15/05                                                                      Ba1         BBB            1,407
      1,500        Sara Lee Corp., Medium-Term Notes, Ser. B, 6.40%, due 6/9/05A3                A+                        1,547
        730        TCI Communications, Inc., Medium-Term Notes, 8.35%, due
                   2/15/05                                                                      Baa3        BBB              754
      2,575        Time Warner, Inc., Notes, 5.63%, due 5/1/05                                  Baa1        BBB+           2,632
      1,250        Tyco International Group S.A., Guaranteed Notes, 5.88%, due
                   11/1/04                                                                      Baa3        BBB            1,261
      2,550        Tyco International Group S.A., Guaranteed Notes, 6.38%, due

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Limited Maturity Bond Fund cont'd
---------------------------------------------------------

Principal Amount                                                                                    Rating                    Value+
($000's omitted)                                                                                Moody's     S&P     ($000's omitted)
                   6/15/05                                                                      Baa3        BBB            2,626
      1,675        Tyson Foods, Inc., Notes, 6.63%, due 10/1/04                                 Baa3        BBB            1,684
      2,500        Washington Mutual, Inc., Senior Notes, 5.63%, due 1/15/07                    A3          A-             2,625
        600        Weyerhaeuser Co., Notes, 5.50%, due 3/15/05                                  Baa2        BBB              611
      1,750        Xcel Energy, Inc., Senior Notes, 3.40%, due 7/1/08                           Baa1        BBB-           1,699
                                                                                                                       ---------
                   Total Corporate Debt Securities (Cost $93,050)                                                         93,975
                                                                                                                       ---------
Foreign Government (2.2%)
  EUR 3,600        Bundesobligation, 3.50%, due 10/10/08 (Cost $4,627)                          Aaa         AAA            4,358^
                                                                                                                       ---------
Repurchase Agreements (0.9%)
      1,710        State Street Bank and Trust Co. Repurchase Agreement,
                   1.25%, due 8/2/04, dated 7/30/04, Maturity Value $1,710,178,
                   Collateralized by $1,300,000 U.S. Treasury Bonds, 8.13%,
                   due 8/15/19 (Collateral Value $1,763,154) (Cost $1,710)                                                 1,710#
                                                                                                                       ---------
                   Total Investments (99.2%) (Cost $196,447)                                                             196,822##

                   Cash, receivables and other assets,
                   less liabilities (0.8%)                                                                                 1,568(X)
                                                                                                                       ---------
                   Total Net Assets (100.0%)                                                                             198,390
                                                                                                                       ---------

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Municipal Money Fund
--------------------------------------------

Principal Amount      Security@                                                               Rating@@              Value++
($000's omitted)                                                                       Moody's        S&P      ($000's omitted)
Municipal Notes (11.1%)
 7,000               Charleston Co. (SC) Sch. Dist. G.O. BANS, Ser. 2004, 2.00%,
                     due 11/4/04                                                        MIG1         SP-1+          7,019
10,000               Cobb Co. (GA) Sch. Dist. Notes, Ser. 2004, 1.75%, due
                     12/31/04                                                           MIG1                       10,032
10,000               Kentucky Asset/Liability Commission Gen. Fund Rev. TRANS,
                     Ser. 2004 A, 3.00%, due 6/29/05                                    MIG1         SP-1+         10,129
 6,500               Minnesota Sch. Dist. Tax & Aid Anticipation Borrowing Prog.
                     Cert. of Participation, Ser. 2003 A, 1.75%, due 8/27/04            MIG1                        6,503
 5,000               Oregon St. TANS, Ser. 2003, 2.25%, due 11/15/04                    MIG1         SP-1+          5,017
10,000               Texas St. TRANS, Ser. 2003, 2.00%, due 8/31/04                     MIG1         SP-1+         10,007
                                                                                                                   ------
                                                                                                                   48,707
                                                                                                                   ------
Tax-Exempt Securities-Pre-Refunded Backed by U.S. Government Securities (0.8%)
 3,360               Ohio St. Bldg. Au. Fac. Rev. (Adult Correctional Bldg. Fund
                     Proj.), Ser. 1995 A, 5.75%, due 10/1/08 PR 10/1/2004                                           3,419
                                                                                                                   ------
Tax-Exempt Securities-Backed by Letters of Credit (3.4%)

Bank of America
10,000               Tulsa Co. (OK) Ind. Au. Cap. Imp. Rev., Ser. 2003 A, 1.40%,
                     due 5/15/17 Putable 11/15/04                                                     A-1+         10,000

State Street Bank
 5,000               Chicago (I L) G.O., Tender Notes, Ser. 2004, 1.05%, due
                     1/27/06 Putable 1/13/05                                            MIG1         SP-1+          5,000
                                                                                                                   ------
                                                                                                                   15,000
                                                                                                                   ------
Tax-Exempt Securities-Other (2.3%)
 2,000               Connecticut St. Hsg. Fin. Au. Hsg. Mtge. Fi n. Prog. Rev.,
                     Sub. Ser. 2003 F-2, 1.20%, due 11/15/34 Putable 12/22/04           MIG1         SP-1+          2,000
 3,000               Illinois Hlth. Fac. Au. Rev. (Advocate Hlth. Care Network),
                     Ser. 2003 A, 1.73%, due 11/15/22 Putable 7/6/2005                  VMIG1         A-1+          3,000++++
 5,000               Washington (MD) Suburban Sanitation Dist. Wtr. Supply Ref.
                     Rev., Ser. 2003, 4.00%, due 6/1/05                                                             5,109
                                                                                                                   ------
                                                                                                                   10,109
                                                                                                                   ------
Tax-Exempt Cash Equivalent Securities (28.5%)
 1,800               Berkeley Co. (SC) ID R (Nucor Corp. Proj.), Ser. 1995, 1.16%,
                     VRDN due 8/4/04                                                    VMIG1         A-1+          1,800++++
 5,000               Berkeley Co. (SC) ID R (Nucor Corp. Proj.), Ser. 1996 A,
                     1.16%, VRDN due 8/4/04                                             VMIG1         A-1+          5,000++++
 8,300               Berkeley Co. (SC) IDR (Nucor Corp. Proj.), Ser. 1997, 1.16%,
                     VRDN due 8/4/04                                                    VMIG1         A-1+          8,300++++
 1,800               Berkeley Co. (SC) IDR (Nucor Corp. Proj.), Ser. 1998, 1.16%,
                     VRDN due 8/4/04                                                    VMIG1         A-1+          1,800++++
 2,000               Colorado Hsg. & Fin. Au. Multi-Family Hsg. Ref. Rev.
                     (Huntersridge Proj.), Ser. 1996 E, 1.08%, VRDN due 8/4/04                        A-1+          2,000
 1,000               Comm. Dev. Administration (MD) Multi-Family Dev. Ref. Rev.
                     (Avalon Ridge Apts. Proj.), Ser. 1997, 1.08%, VRDN due
                     8/4/04                                                             VMIG1                       1,000++++
   700               Connecticut St. Hlth. & Ed. Fac. Au. Rev. (Yale Univ.
                     Issues), Ser. 2003 X-3, 1.05%, VRDN due 8/2/04                     VMIG1         A-1+            700++++
 1,200               Delaware Co. (PA) IDA Arpt. Fac. Rev. (United Parcel Svc.
                     Proj.), Ser. 1985, 1.04%, VRDN due 8/2/04                                        A-1+          1,200++++
 1,000               Delaware Co. (PA) IDA Res. Rec. Fac. Ref. Rev. (Gen. Elec.
                     Cap. Corp.), Ser. 1997 G, 1.06%, VRDN due 8/4/04                   P-1           A-1+          1,000++++
 1,000               Florida Hsg. Fin. Agcy. Multi-Family Hsg. Rev. (Beneva Place


See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Municipal Money Fund cont'd
---------------------------------------------------

Principal Amount      Security@                                                               Rating@@              Value++
($000's omitted)                                                                     Moody's          S&P        ($000's omitted)
                     Proj.), Ser. 1988 C, 1.03%, VRDN due 8/5/04                     VMIG1                           1,000
 2,360               Florida Hsg. Fin. Agcy. Rev. (Heron Park Proj.), Ser. 1996
                     U, 1.09%, VRDN due 8/4/04                                       VMIG1                           2,360++++
 2,500               Gibson Co. (IN) PCR (Toyota Motor Mfg. Proj.), Ser. 1997,
                     1.11%, VRDN due 8/4/04                                                           A-1+           2,500++++
 6,000               Gibson Co. (IN) PCR (Toyota Motor Mfg. Proj.), Ser. 2001,
                     1.11%, VRDN due 8/4/04                                          VMIG1            A-1+           6,000++++
   100               Gulf Coast (TX) Waste Disp. Au. Env. Fac. Rev. (Amoco Oil
                     Co. Proj.), Ser. 1998, 1.15%, VRDN due 8/2/04                   VMIG1            A-1+             100++++
 1,600               Gulf Coast (TX) Waste Disp. Au. Env. Fac. Rev. (BP Prod.
                     North America Proj.), Ser. 2003, 1.15%, VRDN due 8/2/04         VMIG1            A-1+           1,600++++
 9,100               Gulf Coast (TX) Waste Disp. Au. Env. Fac. Rev. (ExxonMobil
                     Proj.), Ser. 2003, 1.11%, VRDN due 8/2/04                        P-1             A-1+           9,100++++
   100               Gulf Coast (TX) Waste Disp. Au. PCR (Amoco Oil Co. Proj.),
                     Ser. 1994, 1.15%, VRDN due 8/2/04                               VMIG1            A-1+             100++++
 2,800               Harris Co. (TX) IDC Solid Waste Disp. Rev. (Exxon Proj.),
                     Ser. 1997, 1.07%, VRDN due 8/2/04                               VMIG1            A-1+           2,800++++
 3,700               Hurley (N M) PCR (Kennecott Sante Fe Corp. Proj.), Ser.
                     1985, 1.10%, VRDN due 8/2/04                                    P-1              A-1+           3,700++++
 1,400               Jackson Co. (MS) Port Fac. Ref. Rev. (Chevron U.S.A., Inc.
                     Proj.), Ser. 1993, 1.10%, VRDN due 8/2/04                       P-1                             1,400++++
   800               Lincoln Co. (WY) PCR (Exxon Proj.), Ser. 1985, 1.02%, VRDN
                     due 8/2/04                                                      P-1              A-1+             800++++
   200               Lincoln Co. (WY) PCR (Exxon Proj.), Ser. 1987 C, 1.07%, VRDN
                     due 8/2/04                                                      P-1              A-1+             200++++
   300               Louisville & Jefferson Co. (KY) Reg. Arpt. Au. Spec. Fac.
                     Rev. (UPS Worldwide Forwarding, Inc. Proj.), Ser. 1999 B,
                     1.14%, VRDN due 8/2/04                                         VMIG1             A-1+             300++++
 6,900               Lower Neches Valley Au. (TX) ID C Exempt Fac. Rev. (Mobil
                     Oil Corp. Proj.), Ser. 1999, 1.11%, VRDN due 8/2/04             P-1              A-1+           6,900++++
11,600               New York City (NY) Hsg. Dev. Corp. Multi-Family Rental Hsg.
                     Rev. (James Tower Dev.), Ser. 2002 A, 1.02%, VRDN due 8/4/04    P-1              A-1           11,600++++
 1,500               New York City (NY) Hsg. Dev. Corp. Multi-Family Rental Hsg.
                     Rev. (Parkgate Dev.), Ser. 1998, 1.03%, VRDN due 8/4/04                          A-1+           1,500
 2,200               New York City (NY) Hsg. Dev. Corp. Multi-Family Rental Hsg.
                     Rev. (The Foundry), Ser. 2002 A, 1.11%, VRDN due 8/4/04                          A-1+           2,200++++
 7,900               New York St. Hsg. Fin. Agcy. Rev. (101 West End Avenue
                     Hsg.), Ser. 1999 A, 1.08%, VRDN due 8/4/04                     VMIG1                            7,900++++
 5,705               North Texas Higher Ed. Au., Inc. Std. Loan Rev., Ser. 2001
                     A, 1.12%, VRDN due 8/4/04                                                        A-1+           5,705(Y)
 500                 Ohio St. Solid Waste Ref. Rev. (BP Prod. North America,
                     Inc. Proj. - BP p.l.c.), Ser. 2002, 1.15%, VRDN due 8/2/04     VMIG1             A-1+             500++++
 3,400               Pinellas Co. (FL) Hsg. Fin. Au. Multi-Family Hsg. Ref. Rev.
                     (Foxbridge Apts. Proj.), Ser. 1995 A, 1.06%, VRDN due 8/4/04                     A-1+           3,400++++
 4,000               Port Bellingham (WA) ID C Env. Fac. Ind. Rev. (BP West
                     Coast Prod. LLC Proj.), Ser. 2003, 1.15%, VRDN due 8/2/04      VMIG1             A-1+           4,000
11,000               Port of Port Arthur (TX) Navigation Dist. Rev. (BASF Corp.
                     Proj.), Ser. 2000 A, 1.18%, TECP due 10/14/04                   P-1                            11,000
 1,125               Salt Lake Co. (UT) Ref. PCR (Svc. Sta. Holdings, Inc.
                     Proj.-The British Petroleum Co. p.l.c.), Ser. 1994, 1.10%,
                     VRDN due 8/2/04                                                 P-1              A-1+           1,125++++
 2,200               Stanton Co. (NE) IDR (Nucor Corp. Proj.), Ser. 1996, 1.16%,
                     VRDN due 8/4/04                                                VMIG1             A-1+           2,200++++
   300               Uinta Co. (WY) Ref. PCR (Chevron U.S.A., Inc. Proj.), Ser.
                     1992, 1.10%, VRDN due 8/2/04                                   VMIG1                              300++++
 1,800               Union Co. (NJ) Ind. Poll. Ctrl. Fin. Au. Poll. Ctrl. Ref.
                     Rev. (Exxon Proj.), Ser. 1989, 0.99%, VRDN due 8/2/04          VMIG1             A-1+           1,800++++
 2,600               Valdez (AK) Marine Term. Ref. Rev. (BP Pipelines, Inc.


See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Municipal Money Fund cont'd
---------------------------------------------------

Principal Amount      Security@                                                               Rating@@                  Value++
($000's omitted)                                                                       Moody's          S&P         ($000's omitted)
                      Proj.), Ser. 2003 B, 1.10%, VRDN due 8/2/04                       VMIG1           A-1+           2,600++++
1,300                 Valdez (AK) Marine Term. Ref. Rev. (BP Pipelines, Inc.
                      Proj.), Ser. 2003 C, 1.10%, VRDN due 8/2/04                       VMIG1           A-1+           1,300++++
  700                 Valdez (AK) Marine Term. Ref. Rev. (Exxon Pipeline Co.
                      Proj.), Ser. 1985, 1.04%, VRDN due 8/2/04                          P-1            A-1+             700++++
  100                 West Side Calhoun Co. (TX) Nav. Dist. Sewage & Solid Waste
                      Disp. Rev. (BP Chemicals, Inc. Proj.), Ser. 1996, 1.15%,
                      VRDN due 8/2/04                                                    P-1                             100++++
  500                 Whiting (IN) Env. Fac. Rev. (Amoco Oil Co. Proj.), Ser.
                      2000, 1.15%, VRDN due 8/2/04                                      VMIG1           A-1+             500++++
  400                 Whiting (IN) Swr. & Solid Waste Disp. Ref. Rev. (Amoco Oil
                      Co. Proj.), Ser. 1999, 1.15%, VRDN due 8/2/04                     VMIG1           A-1+             400++++
5,200                 Will County (IL) Exempt Fac. Ind. Rev. (BP Amoco Chemical
                      Co. Proj.), Ser. 2002, 1.15%, VRDN due 8/2/04                     VMIG1           A-1+           5,200++++
                                                                                                                     -------
                                                                                                                     125,690
                                                                                                                     -------
Tax-Exempt Cash Equivalent Securities-Backed by Letters of Credit (36.2%)

ABN AMRO Bank NV
1,000                 Clark Co. (NV) IDR (Nevada Cogeneration Assoc. 2 Proj.),
                      Ser. 1992, 1.16%, VRDN due 8/2/04                                 VMIG1           A-1+           1,000++++
  150                 Grand Forks (ND) Hlth. Care Fac. Rev. (United Hosp. Oblig.
                      Group Proj.), Ser. 1992, 1.12%, VRDN due 8/2/04                   VMIG1                            150++++
Bank of America
1,200                 Calhoun Co. (TX) Navigation IDA Port Rev. (Formosa
                      Plastics Corp., Texas Proj.), Ser. 1994, 1.13%, VRDN due 8/4/04   VMIG1                          1,200++++
2,400                 Florida Hsg. Fin. Corp. Rev. (The Club at Vero Arpt.
                      Proj.), Ser. 1998 E, 1.06%, VRDN due 8/4/04                                       A-1+           2,400++++
  300                 Hapeville (GA) Dev. Au. ID R (Hapeville Hote l Ltd.
                      Partnership Proj.), Ser. 1985, 1.07%, VRDN due 8/2/04              P-1                             300++++
1,765                 Hillsborough Co. (FL) Hsg. Fin. Au. Multi-Family Hsg. Rev.
                      (Lakewood Shores Apts. Proj.), Ser. 2000 A, 1.14%, VRDN due
                      8/4/04                                                                            A-1+           1,765++++
  300                 Louisiana Pub. Fac. Au. IDR (Kenner Hotel L.P. Proj.),
                      Ser. 1985, 1.07%, VRDN due 8/2/04                                  P-1                             300++++
2,800                 Nashville & Davidson Co. (TN) Metro Gov't. IDB
                      Multi-Family
                      Hsg. Rev., Ser. 1996 A, 1.07%, VRDN due 8/4/04                    VMIG1                          2,800
1,700                 Palm Beach Co. (FL) Rev. (The Norton Gallery and Sch. of
                      Art, Inc. Proj.), Ser. 2000, 1.08%, VRDN due 8/4/04                               A-1+           1,700++++
Bank of New York
11,500                New York City (NY) G.O., Sub. Ser. 2002 C-5, 1.07%, VRDN
                      due 8/4/04                                                        VMIG1           A-1+          11,500
Bank of Nova Scotia
3,400                 California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2000 M,
                      1.09%, VRDN due 8/2/04                                            VMIG1           A-1            3,400
1,500                 New York St. Local Govt. Assistance Corp. Rev., Ser. 1995
                      G, 1.04%, VRDN due 8/4/04                                         VMIG1           A-1+           1,500
2,600                 Phenix City (AL) ID B Env. Imp. Rev. (Mead Coated Board
                      Proj.), Ser. 2001 A, 1.11%, VRDN due 8/2/04                                       A-1+           2,600++++
3,510                 Sunshine St. (FL) Gov't. Fin. Comm. Rev., Ser. A, 1.10%,
                      TECP due 8/13/04                                                   P-1            A-1            3,510
2,331                 Sunshine St. (FL) Gov't. Fin. Comm. Rev., Ser. A, 1.15%,
                      TECP due 8/13/04                                                   P-1            A-1            2,331
Bank One
2,000                 Colorado Hlth. Fac. Au. Hosp. Rev. (Boulder Comm. Hosp.
                      Proj.), Ser. 2000, 1.24%, VRDN due 8/4/04                         VMIG1           A-1            2,000++++
1,100                 Emery Co. (UT) Ref. PCR (PacifiCorp Proj.), Ser. 1991,
                      1.08%, VRDN due 8/4/04                                            VMIG1           A-1+           1,100++++


See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Municipal Money Fund cont'd
---------------------------------------------------

Principal Amount      Security@                                                               Rating@@                  Value++
($000's omitted)                                                                       Moody's          S&P         ($000's omitted)
1,200                Galveston (TX) Ind. Dev. Corp. Ref. Rev. (Mitchell Interests
                     Proj.), Ser. 1993 A, 1.23%, VR DN due 8/4/04                                       A-1              1,200
2,000                Lake Charles (LA) Harbor & Rev. Dist. Ref. Rev. (Conoco, Inc.
                     Proj.), Ser. 1999 A, 1.09%, VR DN due 8/4/04                       VMIG1           A-1+             2,000++++
4,000                Midlothian (TX) IDC Env. Fac. Rev. (Holnam TX L.P. Proj.),
                     Ser. 1999, 1.11%, VRDN due 8/4/04                                                  A-1              4,000++++
Barclays Bank Int'l., Ltd.
5,550                Farmington City (NM) PCR (Arizona Pub. Svc. Co. Four
                     Corners Proj.), Ser. 1994 C, 1.07%, VRDN due 8/2/04                 P-1            A-1+             5,550++++
9,132                Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling
                     Generating Proj.), Ser. 1990, 1.11%, VRDN due 8/4/04               VMIG1                            9,132++++
1,400                Ohio St. Wtr. Dev. Au. PCR (Ohio Edison Co. Proj.), Ser.
                     1988, 1.15%, VRDN due 8/2/04                                        P-1                             1,400++++
Chase Manhattan Bank, N.A.
2,000                Brazoria Co. (TX) Hlth. Fac. Dev. Corp. Hosp. Rev.
                     (Brazosport Mem. Hosp.), Ser. 1999, 1.15%, VRDN due 8/5/04         VMIG1                            2,000++++
1,370                Douglas Co. (GA) Dev. Au. IDR (Whirlwind Steel Bldg.,
                     Inc. Proj.), Ser. 1997, 1.18%, VRDN due 8/4/04                     VMIG1           A-1              1,370++++
  700                Lawrence Co. (SD) Ref. PCR (Homestake Mining Co. Proj.),
                     Ser. 1997 B, 1.10%, VRDN due 8/2/04                                 P-1                               700++++
  400                Lawrence Co. (SD) Solid Waste Disp. Rev. (Homestake Mining
                     Co. Proj.), Ser. 1997 A, 1.13%, VRDN due 8/2/04                     P-1                               400++++
5,000                Mississippi Bus. Fin. Corp. IDR (VC Reg. Assembly & Mfg.
                     Proj.), Ser. 2003, 1.12%, VRDN due 8/4/04                                          A-1+             5,000++++
Citibank, N.A.
1,100                Austin Co. (TX) Ind. Dev. Corp. IDR (Justin Ind., Inc.
                     Proj.), Ser. 1984, 1.08%, VRDN due 8/4/04                           P-1                             1,100++++
Credit Suisse
3,400                King George Co. (VA) IDA Exempt Fac. Rev. (Birchwood Pwr.
                     Partners, L.P. Proj.), Ser. 1995, 1.16%, VRDN due 8/2/04                           A-1              3,400++++
5,000                Lousiana Pub. Fac. Au. Rev. (CHRISTUS Hlth.), Ser. 1999 B,
                     1.16%, TECP due 10/5/04                                            VMIG1                            5,000
1,000                Texas Cap. Hlth. Fac. Dev. Corp. (Island on Lake Travis
                     Ltd. Proj.), Ser. 1986, 1.10%, VRDN due 8/4/04                                     A-1+             1,000
Deutsche Bank AG
2,000                Elk Co. (PA) IDA Solid Waste Disp. Rev. (Willamette Ind.,
                     Inc. Proj.), Ser. 1992, 1.12%, VRDN due 8/4/04                                     A-1+             2,000++++
1,900                Lincoln Parish (LA) Exempt Fac. Rev. (Willamette Ind., Inc.
                     Proj.), Ser. 1996, 1.12%, VRDN due 8/5/04                                          A-1+             1,900++++
Dexia Credit Locale de France
550                  New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys.
                     Rev., Ser. 2000 C, 1.08%, VRDN due 8/2/04                           P-1            A-1+               550
1,000                Rhode Island Std. Loan Au. Prog. Rev., Ser. 1996-1, 1.10%,
                     VRDN due 8/4/04                                                                    A-1+             1,000
2,000                Rhode Island Std. Loan Au. Prog. Rev., Ser. 1996-3, 1.10%,
                     VRDN due 8/4/04                                                                    A-1+             2,000
1,500                Triborough Bridge & Tunnel Au. (NY) Gen. Rev., Ser. 2003 B,
                     1.07%, VRDN due 8/4/04                                             VMIG1           A-1+             1,500
First Union National Bank
1,325                Philadelphia (PA) Hosp. & Higher Ed. Fac. Au. Rev. (Temple
                     East, Inc.), Ser. 1999 B, 1.10%, VRDN due 8/5/04                                   A-1+             1,325++++
1,340                Whitfield Co. (GA) Residential Care Fac. Rev. (Royal Oaks
                     Sr. Living Comm.), Ser. 1992, 1.08%, VRDN due 8/5/04                               A-1              1,340
Harris Trust and Savings Bank
100                  Illinois Dev. Fin. Au. IDR (Grayhill, Inc. Proj.), Ser.
                     1995 C, 1.20%, VRDN due 8/5/04                                                     A-1+               100
300                  Illinois Dev. Fin. Au. IDR (Overton Gear & Tool Corp.
                     Proj.), Ser. 1994, 1.24%, VRDN due 8/5/04                                          A-1+               300


See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Municipal Money Fund cont'd
---------------------------------------------------

Principal Amount      Security@                                                                Rating@@                 Value++
($000's omitted)                                                                       Moody's          S&P         ($000's omitted)
LaSalle National Bank
1,900                 Elmhurst City, DuPage & Cook Cos. (IL) IDR (Randall
                      Manufactured Prod., Inc. Proj.), Ser. 2002, 1.24%, VRDN
                      due 8/5/04                                                                        A-1+            1,900++++
Morgan Guaranty Trust Co.
 2,800                Austin (TX) Arpt. Sys. Prior Lien Rev., Ser. 1995 A,
                      1.12%, VRDN due 8/4/04                                             P-1                            2,800
   400                New York City (NY) G.O., Sub. Ser. 1993 A-10, 1.08%, VRDN
                      due 8/2/04                                                        VMIG1           A-1+              400
   100                New York City (NY) G.O., Sub. Ser. 1994 E-2, 1.08%, VRDN
                      due 8/2/04                                                        VMIG1           A-1+              100
 5,200                Rochester (MN) Hlth. Care Fac. Rev. (Mayo Clinic), Ser.
                      2000 A, 1.05%, TECP due 8/4/04                                                    A-1+            5,200
National Westminster Bank PLC
   300                Marion Co. (WV) Comm. Solid Waste Disp. Fac. Rev. (Grant
                      Town Cogeneration Proj.), Ser. 1990 A, 1.12%, VRDN due
                      8/4/04                                                            VMIG1           A-1+              300++++
   300                Marion Co. (WV) Comm. Solid Waste Disp. Fac. Rev. (Grant
                      Town Cogeneration Proj.), Ser. 1990 D, 1.14%, VRDN due
                      8/4/04                                                            VMIG1           A-1+              300++++
Northern Trust Co.
   200                Iowa Higher Ed. Loan Au. Rev. (Private College - St.
                      Ambrose), Ser. 2003, 1.10%, VRDN due 8/2/04                                       A-1+              200++++
   200                St. Joseph Co. (IN) Ed. Fac. Rev. (Univ. of Notre Dame du
                      Lac Proj.), Ser. 2002, 1.00%, VRDN due 8/2/04                     VMIG1                             200uu++++
Societe Generale
 2,665                Chicago (IL) O'Hare Int'l. Arpt. Gen. Arpt. 2nd Lien
                      Rev., Ser. 1984 B, 1.04%, VRDN due 8/4/04                         VMIG1           A-1+            2,665
 1,800                Chicago (IL) O'Hare Int'l. Arpt. Spec. Fac. Rev.
                      (Compagnie Nationale Air France Proj.), Ser. 1990, 1.13%,
                      VRDN due 8/4/04                                                                   A-1+            1,800++++
   200                Los Angeles (CA) Reg. Arpt. Imp. Corp. Fac. Sublease Rev.
                      (Los Angeles Int'l. Arpt.), Ser. 1985, 1.12%, VRDN due
                      8/2/04                                                                            A-1+              200++++
10,800                Los Angeles (CA) Reg. Arpt. Imp. Corp. Term. Fac. Completion
                      Rev. (Los Angeles Int'l. Arpt.), Ser. 1989, 1.14%, VRDN
                      due  8/2/04                                                                       A-1+           10,800++++
 3,500                Ohio St. Air Quality Dev. Au. Rev. (JMG Funding L.P.
                      Proj.), Ser. 1994 B, 1.19%, VRDN due 8/4/04                       VMIG1           A-1+            3,500
 2,900                Ohio St. Air Quality Dev. Au. Rev. (JMG Funding L.P.
                      Proj.), Ser. 1995 A, 1.09%, VRDN due 8/4/04                                       A-1+            2,900
 5,000                Riverside-San Bernardino (CA) Hsg. & Fin. Agcy. Lease Rev.
                      Pass-Through Oblig., Ser. 2001 A, 1.09%, VRDN due 8/5/04                          A-1+            5,000++++
State Street Bank
 2,800                New York City (NY) G.O., Sub. Ser. 1993 E-4, 1.09%, VRDN
                      due 8/2/04                                                        VMIG1           A-1+            2,800
SunTrust Bank
   600                DeKalb (GA) Private Hosp. Au. Anticipation Cert. Rev.
                      (Egleston Children's Hosp.), Ser. 1994 A, 1.08%, VRDN due
                      8/4/04                                                            VMIG1           A-1+              600++++
   700                Mayfield (KY) IDR (Seaboard Farms of Kentucky, Inc. Proj.),
                      Ser. 1989, 1.19%, VRDN due 8/5/04                                 VMIG1                             700++++
Toronto Dominion Bank
 2,500                Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Ref. Rev., Ser.
                      1998 A, 1.08%, VRDN due 8/4/04                                    VMIG1           A-1+            2,500
 1,000                Montgomery Co. (MD), 1.03%, TECP due 8/11/04                      P-1                             1,000
Union Bank of Switzerland
   300                Clark Co. (NV) Arpt. Sys. Sub. Lien Rev., Ser. 1995 A-2,

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Municipal Money Fund cont'd
---------------------------------------------------

Principal Amount      Security@                                                               Rating@@                  Value++
($000's omitted)                                                                       Moody's          S&P         ($000's omitted)
                     1.12%, VRDN due 8/4/04                                             VMIG1           A-1+              300
690                  Pennsylvania Energy Dev. Au. Rev. (B & W Ebensburg Proj.),
                     Ser. 1986, 1.10%, VRDN due 8/4/04                                  VMIG1                             690++++
Wachovia Bank & Trust Co.
500                  Fulco (GA) Hosp. Au. Anticipation Cert. Rev. (Shepherd
                     Ctr., Inc. Proj.), Ser. 1997, 1.08%, VRDN due 8/4/04                               A-1+              500++++
4,300                Jackson-Union Cos. (IL) Reg. Port Dist. Port Fac. Ref.
                     Rev. (Enron Trans. Svc., L.P. Proj.), Ser. 1994, 1.07%,
                     VRDN due 8/4/04                                                    VMIG1           A-1+            4,300++++
  500                Morgan Co. (UT) Solid Waste Disp. Rev. (Holnam, Inc.
                     Proj.), Ser. 1996, 1.16%, VRDN due 8/4/04                          VMIG1           A-1+              500++++
9,000                North Carolina Med. Care Commission Hlth. Care Fac. Rev.
                     (FirstHealth of the Carolinas Proj.), Ser. 2002, 1.07%,
                     VRDN due 8/4/04                                                    VMIG1           A-1             9,000++++
1,200                South Carolina Jobs Econ. Dev. Au. Hosp. Rev. (Tuomey Reg.
                     Med. Ctr.), Ser. 1995 B, 1.09%, VRDN due 8/5/04                    VMIG1           A-1+            1,200++++
1,550                South Carolina Jobs Econ. Dev. Au. Rev. (Florence RHF Hsg.,
                     Inc. Proj.), Ser. 1987 A, 1.55%, VRDN due 8/4/04                    P-1                            1,550++++
Wells Fargo & Co.
700                  New Ulm (MN) Hosp. Ref. Rev. (Hlth. Central Sys. Proj.),
                     Ser. 1985, 1.07%, VRDN due 8/4/04                                                  A-1+              700
                                                                                                                      -------
                                                                                                                      159,428
                                                                                                                      -------
Tax-Exempt Cash Equivalent Securities-Backed by Insurance (20.0%)

American Municipal Bond Assurance Corp.
1,500                Coastal Bend (TX) Hlth. Fac. Dev. Corp. Rev. (Incarnate
                     Word Hlth. Sys.), Ser. 1998 B, 1.07%, VRDN due 8/4/04              VMIG1           SP-1+           1,500ZZ++++
4,000                Maine Hsg. Au. Mtge. Purc hase Rev., Ser. 2003 E-2, 1.12%,
                     VRDN due 8/5/04                                                    VMIG1           A-1+            4,000(Y)
9,160                Michigan Higher Ed. Std. Loan Au. Ref. Rev., Ser. 1988
                     XII-B, 1.10%, VRDN due 8/4/04                                      VMIG1           A-1             9,160EE
1,300                Michigan Higher Ed. Std. Loan Au. Rev., Ser. 1991 XII-F,
                     1.10%, VRDN due 8/4/04                                             VMIG1                           1,300EE
2,000                Pennsylvania St. Higher Ed. Assist. Agcy. Std. Loan Rev.,
                     Ser. 1995 A, 1.10%, VRDN due 8/4/04                                VMIG1           A-1+            2,000u
2,000                Utah St. Board of Regents Std. Loan Rev., Ser. 1995 L,
                     1.12%, VRDN due 8/4/04                                                             A-1+            2,000
3,300                Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (ProHealthCare,
                     Inc .), Ser. 2001 B, 1.10%, VRDN due 8/2/04                        VMIG1           A-1             3,300E++++
Financial Guaranty Insurance Co.
3,300                Arizona Hlth. Fac. Au. Rev. (Pooled Loan Prog.), Ser. 1985,
                     1.08%, VRDN due 8/4/04                                             VMIG1           A-1           3,30033
1,295                Central Bucks (PA) Sch. Dist., Ser. 2000 A, 1.13%, VRDN due
                     8/5/04                                                             VMIG1                           1,295
3,995                Detroit (MI) Wtr. Supply Sys. Second Lien Ref. Rev., Ser.
                     2001-C, 1.08%, VRDN due 8/4/04                                     VMIG1                           3,995
680                  Eastern Michigan Univ. Board of Regents Gen. Ref. Rev.,
                     Ser. 2001, 1.10%, VRDN due 8/2/04                                                  A-1+              680
9,285                Massachusetts Wtr. Res. Au. Multi-Modal Subordinated Gen.
                     Rev., Ser. 2001 A, 1.05%, VRDN due 8/4/04                                          A-1+            9,285
700                  New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys.
                     Rev., Ser. 1992 C, 1.07%, VRDN due 8/2/04                          VMIG1           A-1+              700
Financial Security Assurance Inc.
390                  California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2001 J,
                     1.14%, VRDN due 8/2/04                                             VMIG1           A-1+              390(Y)
190                  California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2003 U,
                     1.14%, VRDN due 8/2/04                                             VMIG1           A-1+              190ss.ss.

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Municipal Money Fund cont'd
---------------------------------------------------

Principal Amount      Security@                                                               Rating@@                  Value++
($000's omitted)                                                                       Moody's          S&P         ($000's omitted)
 5,420               Clark Co. (NV) Sch. Dist. G.O., Ser. 2001 A, 1.05%, VRDN due
                     8/2/04                                                             VMIG1           A-1+            5,420
 1,100               Fayetteville (NC) Pub. Works Commission Ref. Rev., Ser. 2003
                     A, 1.07%, VRDN due 8/4/04                                          VMIG1           A-1+            1,100ss.ss.
 7,600               Long Island (NY) Pwr. Au. Elec. Sys. Gen. Rev., Ser. 2003  E,
                     1.06%, VRDN due 8/4/04                                             VMIG1           A-1+            7,600ss.ss.
 5,000               Metro. Washington (DC) Arpt. Au. Sys. Ref. Rev., Ser. 2002
                     C, 1.12%, VRDN due 8/4/04                                          VMIG1           A-1+            5,000ss.ss.
 2,900               Michigan St. Grant Anticipation Notes, Ser. 2002 B, 1.07%,
                     VRDN due 8/4/04                                                    VMIG1           A-1+            2,900ss.ss.
Municipal Bond Investors Assurance Corp.
 1,900               California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2001 U,
                     1.14%, VRDN due 8/2/04                                             VMIG1           A-1+            1,900(e)
 3,100               California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2002 J,
                     1.14%, VRDN due 8/2/04                                             VMIG1           A-1+            3,100(Y)
 1,385               Charlotte (NC) Arpt. Ref. Rev., Ser. 1997 A, 1.10%, VRDN
                     due 8/4/04                                                         VMIG1           A-1             1,385(ee)
   325               Clark Co. (NV) Arpt. Sub. Lien Rev., Ser. 1998 B, 1.10%,
                     VRDN due 8/4/04                                                    VMIG1           A-1+              325(Y)(Y)
   410               Harris Co. (TX) Hlth. Fac. Dev. Corp. Hosp. Rev. (Texas
                     Children's Hosp. Proj.), Ser. 1999 B-1, 1.11%, VRDN due
                     8/2/04                                                             VMIG1           A-1+              410++++
12,000               Indianapolis (IN) Local Pub. Imp. Bond Bank Ref. Rev.,
                     Ser. 2002 F-2, 1.05%, VRDN due 8/4/04                                              A-1            12,000E
   900               Kentucky Higher Ed. Std. Loan Corp. Rev., Ser. 1996 A,
                     1.12%, VRDN due 8/4/04                                             VMIG1           A-1+              900(pp)
   200               Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Cap. Asset
                     Prog.), Ser. 1985 D, 1.07%, VRDN due 8/2/04                        VMIG1                             200
 2,585               Michigan St. Hsg. Dev. Au. Rental Hsg. Rev., Ser. 2002 C,
                     1.07%, VRDN due 8/5/04                                                             A-1+            2,585(pp)
    85               New York City (NY) G.O., Sub. Ser. 1995 B-3, 1.07%, VRDN due
                     8/2/04                                                             VMIG1           A-1+               85z
                                                                                                                      -------
                                                                                                                       88,005
                                                                                                                      -------

                     Total Investments (102.3%)                                                                       450,358

                     Liabilities, less cash, receivables and other assets [(2.3%)]                                    (10,126)
                                                                                                                      -------

                     Total Net Assets (100.0%)                                                                        440,232
                                                                                                                      -------

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Municipal Securities Trust
--------------------------------------------------

Principal Amount                   Security@                                                        Rating                    Value+
($000's omitted)                                                                                Moody's     S&P     ($000's omitted)
Tax-Exempt Securities-Pre-Refunded Backed by U.S. Government Securities (6.1%)
     1,000         Phoenix (AZ) Civic Imp. Corp. Jr. Lien Wastewater Sys. Rev.,
                    Ser. 2000, 6.00%, due 7/1/12 PR 7/1/10                                      Aaa         AAA               1,157
     1,000         Wisconsin St. G.O., Ser. 2002 C, 5.25%, due 5/1/14 PR
                   5/1/12                                                                       Aaa         AAA               1,111
                                                                                                                         ----------
                                                                                                                              2,268
                                                                                                                         ----------
Tax-Exempt Securities-Backed by Insurance (38.9%)

American Municipal Bond Assurance Corp.
     1,000         Atlanta (GA) Arpt. Fac. Ref. Rev., Ser. 1996, 6.50%, due
                   1/1/06                                                                       Aaa         AAA               1,062
     1,000         Larimer Co. (CO) Sales & Use Tax Rev., Ser. 2000, 5.75%, due
                   12/15/15                                                                     Aaa         AAA               1,124
Financial Guaranty Insurance Co.
     1,000         Dade Co. (FL) Wtr. & Swr. Sys. Rev., Ser. 1995, 6.25%, due
                   10/1/06                                                                      Aaa         AAA               1,088
       750         Detroit (MI) Wayne Co. Sch. Dist. Sch. Bldg. & Site Imp.
                   Ref. G.O., Ser. 1998 C, 5.25%, due 5/1/13                                    Aaa         AAA                 829
     1,000         Grapevine (TX) Combination Tax & Tax Increment Reinvestment
                   Zone Rev., Ser. 2000, 5.63%, due 8/15/15                                     Aaa         AAA               1,104
     1,000         Monterey Co. (CA) Salinas Union High Sch. Dist. G.O. (Middle
                   Sch. Imp. Dist.), Ser. 2003 A, 5.25%, due 10/1/14                            Aaa         AAA               1,104
       500         Scottsdale (AZ) Excise Tax Rev., Ser. 1998, 6.00%, due
                   7/1/07                                                                       Aaa         AAA                 550
     1,000         Tampa Bay (FL) Wtr. Util. Sys. Rev., Ser. 1998 B, 5.13%, due
                   10/1/09                                                                      Aaa         AAA               1,101
Financial Security Assurance Inc.
       500         New York St. Urban Dev. Corp. Ref. Rev., (Correctional
                   Facs.), Ser. 1994 A, 5.50%, due 1/1/14                                       Aaa         AAA                 562
     1,000         Springfield (MO) Sch. Dist. Number R-12 Ref. G.O., Ser.
                   2002 A, 5.50%, due 3/1/13                                                                AAA               1,125
       800         Will & Kendall Cos. (IL) Plainfield Comm. Cons. Sch. Dist.
                   Number 202 Sch. Bldg. G.O., Ser. 2001, 5.38%, due 1/1/13                                 AAA                 878
Municipal Bond Investors Assurance Corp.
     1,000         California St. Econ. Rec. G.O., Ser. 2004 A, 5.25%,
                   due 7/1/13                                                                   Aaa         AAA               1,114
       500         Metro. (IL) Pier & Exposition Au. Dedicated St. Tax Rev.
                   (McCormick Place Expansion), Ser. 2002 A, 5.25%, due 6/15/08                 Aaa         AAA                 543
     1,000         Mississippi Dev. Bank Spec. Oblig. Rev. (Muni. Gas Au.
                   Natural Gas Supply Proj.), Ser. 1998, 5.00%, due 1/1/08                      Aaa         AAA               1,073
     1,100         Orange Co. (CA) Local Trans. Au. Measure M Sales Tax
                   (Limited Tax) Second Sr. Rev., Ser. 1998 A, 5.50%, due
                   2/15/10                                                                      Aaa         AAA               1,230
                                                                                                                         ----------
                                                                                                                             14,487
                                                                                                                         ----------
Tax-Exempt Securities-Other (50.4%)
     1,000         Board of Regents of the Texas A&M Univ. Sys. Perm. Univ.
                   Fund Rev., Ser. 1998, 5.00%, due 7/1/08                                      Aaa         AAA               1,081
     1,000         Columbus (OH) Var. Purp. Ltd. Tax G.O., Ser. 1998-1, 5.00%,
                   due 6/15/08                                                                  Aaa         AAA               1,083
       400         Denver (CO) City & Co. Sch. Dist. No. 1 Ref. G.O., Ser. 1994
                   A, 6.50%, due 6/1/10                                                         Aa3         AA-                 466
     1,000         Illinois St. Sales Tax Rev., Ser. 1997 Y, 5.25%, due 6/15/10                 Aa2         AAA               1,099
     1,000         Indiana St. Office Bldg. Commission Fac. Ref. Rev., Ser.
                   1998 A, 5.13%, due 7/1/14                                                    Aa2                           1,070
     1,000         Lake Co. (IL) Forest Preserve Dist. Ref. G.O., Ser. 1997,


See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Municipal Securities Trust cont'd
---------------------------------------------------------

Principal Amount                   Security@                                                        Rating                    Value+
($000's omitted)                                                                                Moody's     S&P     ($000's omitted)
                   5.50%, due 2/1/09                                                            Aa1         AAA              1,102
     1,000         Lake Co. (IL) Sch. Dist. No. 109 Deerfield Ref. G.O., Ser.
                   1999 C, 5.00%, due 12/15/14                                                  Aa2         AA+              1,082
        45         Mississippi Higher Ed. Assist. Corp. Std. Loan Sub. Rev.,
                   Ser. 1993 C, 6.05%, due 9/1/07                                                A                              45
     1,000         Missouri St. Env. Imp. & Energy Res. Au. Wtr. Ref. PCR (St.
                   Revolving Fund Prog.-Master Trust), Ser. 2001 B, 5.50%, due
                   1/1/11                                                                       Aaa         AAA              1,120
     1,000         Nevada Ref. Ltd. Tax G.O., Ser. 1997 A-2, 6.00%, due 5/15/06                 Aa2         AA               1,069
       575         New Jersey Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 1999
                   A, 5.63%, due 6/15/13                                                        Aa3         AA                 647
     1,000         New York St. Thruway Au. Local Hwy. & Bridge Svc. Contract
                   Rev., Ser. 1997, 5.25%, due 4/1/10                                           A3          AA-              1,085
       500         New York Tobacco Settlement Fin. Corp. Asset-Backed Rev.,
                   Ser. 2003 A-1, 5.25%, due 6/1/12                                                         AA-                520
     1,000         Northside (TX) Independent Sch. Dist. Unlimited Tax Sch.
                   Bldg. G.O., Ser. 1999 A, 6.38%, due 8/15/09                                  Aaa         AAA              1,147
       735         Ramsey Co. (MN) Cap. Imp. Plan G.O., Ser. 2000 A, 5.80%, due
                   2/1/16                                                                       Aaa         AAA                801
     1,000         South Carolina St. Budget & Ctrl. Board St. Fac. Installment
                   Purchase Rev., (Dept. of Pub. Safety Proj.), Ser. 2003,
                   4.50%, due 1/1/11                                                            Aa2         AA+              1,061
       500         South Carolina St. Cap. Imp. G.O., Ser. 2001 B, 5.38%, due
                   4/1/13                                                                                   AAA                557
     1,000         Texas Pub. Fin. Au. Ref. G.O., Ser. 1998 B, 5.13%, due
                   10/1/09                                                                      Aa1         AA               1,086
     1,000         Texas Wtr. Dev. Board St. Revolving Fund Sr. Lien Rev., Ser.
                   1996 B, 5.25%, due 7/15/13                                                               AAA              1,062
     1,000         Utah St. G.O., Ser. 2002 A, 5.00%, due 7/1/08                                Aaa         AAA              1,084
       500         Wyoming St. Loan & Investment Board Cap. Fac. Ref. Rev.,
                   Ser. 2002, 5.00%, due 10/1/10                                                            AA-                543
                                                                                                                        ----------
                                                                                                                            18,810
                                                                                                                        ----------
Tax-Exempt Cash Equivalent Securities-Backed by Insurance (1.6%)

Municipal Bond Investors Assurance Corp.
       500         California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2002 J,
                   1.14%, VRDN due 8/2/04                                                       VMIG1       A-1+               500
       100         California Hsg. Fin. Agcy. Rev. Home Mtge. Rev., Ser. 2001
                   U, 1.14%, VRDN due 8/2/04                                                    VMIG1       A-1+               100
                                                                                                                        ----------
                                                                                                                               600
                                                                                                                        ----------
                   Total Investments (97.0%) (Cost $34,787)                                                                 36,165##

                   Cash, receivables and other assets, less liabilities (3.0%)                                               1,116
                                                                                                                        ----------
                   Total Net Assets (100.0%)                                                                                37,281
                                                                                                                        ----------


See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Notes to Schedule of Investments
--------------------------------

+ Investments in securities by Neuberger Berman High Income Bond Fund ("High Income"), Neuberger Berman Limited Maturity Bond Fund ("Limited Maturity"), and Neuberger Berman Municipal Securities Trust ("Municipal Securities Trust") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the Board of Trustees of Neuberger Berman Income Funds (the "Trust") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

++ Investment securities of Neuberger Berman Cash Reserves, Neuberger Berman Government Money Fund, and Neuberger Berman Municipal Money Fund ("Municipal Money") are valued at amortized cost, which approximates U.S. Federal income tax cost.

#    At cost, which approximates market value.

## At July 31, 2004, selected Fund information on a U.S. Federal income tax basis was as follows:

                                                                     Gross          Gross            Net
     (000's omitted)                                            Unrealized     Unrealized     Unrealized
                                                       Cost   Appreciation   Depreciation   Appreciation
     High Income                                   $711,334         $9,937         $7,297         $2,640
     Limited Maturity                               196,447            892            517            375
     Municipal Securities Trust                      34,787          1,444             66          1,378

@ Municipal securities held by Municipal Money and Municipal Securities Trust are within the two and four highest rating categories, respectively, assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the Fund's investment manager to be of comparable quality. Approximately 82% and 48% of the municipal securities held by Municipal Money and Municipal Securities Trust, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

@@ Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the Fund's investment manager.

ss.  Affiliated issuer.

*    Non-income producing security.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and are deemed liquid. At July 31, 2004, these securities amounted to $152,703,000 or 21.6% of net assets for High Income and $3,996,000 or 2.0% of net assets for Neuberger Berman Limited Maturity Bond Fund ("Limited Maturity").

++     All or a portion of this security is on loan.

++++   Security is guaranteed by the corporate or non-profit obligor.

(pp)   Security is subject to a guarantee provided by Landesbank
       Hessen-Thueringen Girozentrale, backing 100% of the total principal.

u Security is subject to a fractional guarantee provided by Credit Suisse First Boston, Inc. and American Municipal Bond Assurance Corp., each backing 50% of the total principal.

uu Security is subject to a fractional guarantee provided by Northern Trust Co. and Fifth Third Bank, each backing 50% of the total principal.

(e) Security is subject to a guarantee provided by the Bank of New York, backing 100% of the total principal.

(ee) Security is subject to a guarantee provided by Chase Manhattan Bank, N.A., backing 100% of the total principal.

(Y) Security is subject to a guarantee provided by Lloyds Bank, p.l.c., backing 100% of the total principal.

(YY) Security is subject to a guarantee provided by Westdeutsche Landesbank Girozentrale, backing 100% of the total principal.

ss.ss. Security is subject to a guarantee provided by Dexia, Inc., backing 100% of the total principal.

E Security is subject to a guarantee provided by Bank One Corp., backing 100% of the total principal.

EE Security is subject to a guarantee provided by Kredietbank, backing 100% of the total principal.

Z Security is subject to a guarantee provided by Bank of Nova Scotia, backing 100% of the total principal.

ZZ Security is subject to a guarantee provided by First National Bank of Chicago, backing 100% of the total principal.

(0) Security purchased on a when-issued basis. At July 31, 2004, these securities amounted to $11,139,000 for High Income.

(00) All or a portion of this security is segregated as collateral for when-issued purchase commitments and financial futures contracts margin.

^ Principal amount is stated in the currency in which the security is denominated.
       EUR = Euro Currency

^^     Not rated by a nationally recognized statistical rating organization.

X At July 31, 2004, open positions in financial futures contracts for Limited Maturity were as follows:

       Expiration                 Open Contracts            Position   Unrealized Depreciation
       September 2004     205 U.S. Treasury Notes, 5 Year     Short                   $301,249

       At July 31, 2004, Limited Maturity had deposited $235,000 in U.S. Treasury Notes, 1.88%, due 1/31/06, in a segregated account to cover margin requirements on open financial futures contracts.

       At July 31, 2004, open forward contracts for Limited Maturity were as follows:

                      Contracts to   In Exchange   Settlement                (Net Unrealized)
       Sell                Deliver           For         Date        Value       Appreciation
       Euro Dollar       3,500,000    $4,230,100      8/23/04   $4,213,123            $16,977

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Institutional Cash Fund

Principal Amount                                                                               Rating                 Value++
($000's omitted)                                                                         Moody's       S&P   ($000's omitted)
U.S. Treasury Securities-Backed by the Full
Faith and Credit of the U.S. Government
(17.1%)
 30,000              U.S. Treasury Bills, 1.02%, due 8/19/04                               TSY         TSY             29,985
 30,000              U.S. Treasury Bills, 1.24%, due 9/9/04                                TSY         TSY             29,961
100,000              U.S. Treasury Bills, 1.23%, due 9/30/04                               TSY         TSY             99,798
 75,000              U.S. Treasury Bills, 1.26%, due 10/7/04                               TSY         TSY             74,827
 30,000              U.S. Treasury Bills, 1.33%, due 11/18/04                              TSY         TSY             29,881
 30,000              U.S. Treasury Bills, 1.61%, due 12/9/04                               TSY         TSY             29,827
 50,000              U.S. Treasury Bills, 1.63%, due 1/13/05                               TSY         TSY             49,630
 30,000              U.S. Treasury Bills, 1.65%, due 12/23/04                              TSY         TSY             29,804
 53,000              U.S. Treasury Notes, 2.13%, due 8/31/04                               TSY         TSY             53,041
 25,000              U.S. Treasury Notes, 1.75%, due 12/31/04                              TSY         TSY             25,060
 20,000              U.S. Treasury Notes, 1.63%, due 1/31/05                               TSY         TSY             20,048
                                                                                                                      -------
                     Total U.S. Treasury Securities-Backed by the Full
                     Faith and Credit of the U.S. Government                                                          471,862
                                                                                                                      -------
U.S. Government Agency Securities (13.8%)
 32,677              Federal Farm Credit Bank, Disc. Notes, 1.17%, due 8/2/04              AGY         AGY             32,677
 28,200              Federal Farm Credit Bank, Disc. Notes, 1.22%, due 8/4/04              AGY         AGY             28,198
 48,000              Federal Farm Credit Bank, Disc. Notes, 1.04% & 1.19%, due 8/9/04      AGY         AGY             47,989
 13,000              Federal Farm Credit Bank, Disc. Notes, 1.43%, due 9/30/04             AGY         AGY             12,970
 12,000              Federal Farm Credit Bank, Disc. Notes, 1.09%, due 12/10/04            AGY         AGY             11,953
 15,000              Federal Farm Credit Bank, Disc. Notes, 1.15%, due 12/13/04            AGY         AGY             14,936
 40,000              Federal Home Loan Bank, Disc. Notes, 1.30%, due 8/2/04                AGY         AGY             40,000
 62,728              Federal Home Loan Bank, Disc. Notes, 1.18% & 1.23%, due 8/4/04        AGY         AGY             62,724
 23,681              Federal Home Loan Bank, Disc. Notes, 1.28%, due 8/20/04               AGY         AGY             23,666
 12,164              Federal Home Loan Bank, Disc. Notes, 1.47%, due 10/15/04              AGY         AGY             12,127
 72,836              Tennessee Valley Authority, Disc. Notes, 1.24% & 1.33%, due
                     8/26/04                                                               AGY         AGY             72,773
 20,000              Tennessee Valley Authority, Disc. Notes, 1.30%, due 9/9/04            AGY         AGY             19,973
                                                                                                                      -------
                     Total U.S. Government Agency Securities                                                          379,986
                                                                                                                      -------
Certificates of Deposit (15.1%)
 30,000              Abbey National Treasu y r Services, Yankee CD, 1.30%, due             P-1         A-1+            30,000
                     8/23/04
 25,000              Au stralia & New Zealand Banking Group, Ltd., Yankee CD, 1.04%,
                     due 8/2/04                                                            P-1         A-1+            25,000
 50,000              Bank of Montreal, Yankee CD, 1.50%, due 10/13/04                      P-1         A-1+            50,000
 10,000              Canadian Imperial Bank, Yankee CD, 1.30%, due 2/18/05                 P-1         A-1             10,001
 15,000              Deutsche Bank AG, Yankee CD, 1.16%, due 12/30/04                      P-1         A-1+            15,000
 40,000              HBOS Treasury Services, Yankee CD, 1.58%, due 10/28/04                P-1         A-1+            40,000
 35,000              Lloyd's TSB Bank PLC, Yankee CD, 1.23% & 1.71%, due 10/26/04 &
                     12/14/04                                                              P-1         A-1+            35,002
 35,000              Rabobank Nederland, Yankee CD, 1.16%, due 10/15/04                    P-1         A-1+            34,996
 20,000              Royal Bank of Scotland, Yankee CD, 1.12%, due 9/7/04                  P-1         A-1+            20,000
 50,000              Svenska Handelsbanken AB, Yankee CD, 1.28% & 1.33%, due 8/13/04
                     & 8/23/04                                                             P-1         A-1             50,000
 48,000              Toronto Dominion Bank, Yankee CD, 1.13% & 1.34%, due 8/19/04 &
                     12/31/04                                                              P-1         A-1             48,000
 60,000              Wells Fargo Bank NA, Domestic CD, 1.32% & 1.39%, due 8/24/04 &
                     8/30/04                                                               P-1         A-1+            60,000
                                                                                                                      -------
                     Total Certificates of Deposit                                                                    417,999
                                                                                                                      -------
Commercial Paper (45.9%)
 25,000              ABN AMRO North America Finance, Inc., 1.09%, due 8/5/04               P-1         A-1+            24,998


See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Institutional Cash Fund cont'd

Principal Amount                                                                               Rating                  Value++
($000's omitted)                                                                         Moody's       S&P    ($000's omitted)
 22,000              Alcon Capital Corp., 1.15%, due 8/2/04                                P-1         A-1+             22,000
 45,000              American Express Credit Corp., 1.21% & 1.23%, due 8/3/04 &            P-1         A-1              44,995
                     8/9/04
 35,000              ANZ (Delaware), Inc ., 1.31%, due 8/16/04                             P-1         A-1+             34,982
 70,000              Barclays U.S. Funding Corp., 1.05% - 1.17%, due 8/2/04 -              P-1         A-1+             69,921
                     11/24/04
 55,000              BNP Paribas Finance, 1.09% - 1.74%, due 10/18/04 - 1/18/05            P-1         A-1+             54,747
 40,000              BP Capital Markets PLC, 1.32%, due 8/2/04                             P-1         A-1+             40,000
 50,000              Caisse D'Amortissement de la Dette Social, 1.38% & 1.39%, due
                     9/8/04 & 9/16/04                                                      P-1         A-1+             49,926
 21,500              Canadian Wheat Board, Canada, 1.01%, due 8/6/04                       P-1         A-1+             21,498
 60,000              Citigroup Global Markets, Inc., 1.33% & 1.47%, due 8/18/04 &
                     10/4/04                                                               P-1         A-1+             59,865
 10,000              Colgate-Palmolive Co., 1.35%, due 8/30/04                             P-1         A-1+              9,990
 48,240              Dexia Delaware LLC, 1.13% - 1.50%, due 8/18/04 - 10/5/04              P-1         A-1+             48,165
 60,000              General Electric Capital Corp., 1.16% - 1.37%, due 8/16/04 -
                     9/30/04                                                               P-1         A-1+             59,931
 50,982              Glaxo SmithKline Finance, 1.45%, due 9/22/04                          P-1         A-1+             50,877
 55,000              Goldman Sachs Group, Inc., 1.08% - 1.64%, due 8/16/04 -               P-1         A-1              54,874
                     11/23/04
 35,000              ING America Insurance Holdings, Inc., 1.06% & 1.08%, due
                     9/3/04 & 9/14/04                                                      P-1         A-1              34,959
 20,000              KFW International Finance, Inc., 1.36%, due 9/8/04                    P-1         A-1+             19,972
 52,865              MetLife Funding, Inc., 1.32%, due 8/19/04 & 9/8/04                    P-1         A-1+             52,823
 30,000              Nestle Capital Corp., 1.29%, due 8/17/04                              P-1         A-1+             29,984
 50,000              New York Life Capital Corp., 1.25%, due 8/5/04                        P-1         A-1+             49,995
 10,100              Paccar Financial Corp., 1.13%, due 8/18/04                            P-1         A-1+             10,095
 60,000              Pfizer, Inc., 1.04% & 1.27%, due 8/26/04 & 9/8/04                     P-1         A-1+             59,943
 34,000              Private Export Funding Corp., 1.04% & 1.12%, due 9/21/04 &
                     9/28/04                                                               P-1         A-1+             33,946
 30,900              Procter & Gamble, Inc., 1.31%, due 8/23/04                            P-1         A-1+             30,876
 10,000              Rabobank USA Finance Corp., 1.37%, due 9/13/04                        P-1         A-1+              9,984
 60,000              Societe Generale NA, Inc., 1.09% - 1.26%, due 8/3/04 - 9/7/04         P-1         A-1+             59,963
 60,000              Toyota Motor Credit Corp., 1.31% & 1.32%, due 8/18/04 & 8/19/04       P-1         A-1+             59,964
 50,000              UBS Finance (Delaware), Inc., 1.33% & 1.72%, due 8/20/04 &
                     1/18/05                                                               P-1         A-1+             49,819
 60,000              Wal-Mart Stores, Inc., 1.09% & 1.25%, due 8/5/04 & 8/24/04            P-1         A-1+             59,983
 60,000              Westpac Capital Corp., 1.06% & 1.13%, due 8/10/04 & 10/6/04           P-1         A-1+             59,914
                                                                                                                    ----------
                     Total Commercial Paper                                                                          1,268,989
                                                                                                                    ----------
Bank Notes (1.8%)
 25,000              LaSalle Bank NA, 1.12%, due 8/30/04                                   P-1         A-1              25,000
 25,000              U.S. Bank NA, 1.17%, due 11/17/04                                     P-1         A-1+             25,002
                                                                                                                    ----------
                     Total Bank Notes                                                                                   50,002
                                                                                                                    ----------
Time Deposits (7.4%)
 33,186              Canadian Imperial Bank, Grand Cayman, 1.29%, due 8/2/04               P-1         A-1+             33,186
 60,000              Chase Manhattan Bank, Grand Cayman, 1.31%, due 8/2/04                 P-1         A-1+             60,000
 60,000              Danske Bank A/S, Copenhagen, 1.32%, due 8/2/04                        P-1         A-1+             60,000
 50,000              National City Bank, Grand Cayman, 1.29%, due 8/2/04                   P-1         A-1              50,000
                                                                                                                    ----------
                     Total Time Deposits                                                                               203,186
                                                                                                                    ----------
                     Total Investments (101.1%)                                                                      2,792,024

                     Liabilities, less cash, receivables and other assets [(1.1%)]                                     (30,859)
                                                                                                                    ----------
                     Total Net Assets (100.0%)                                                                       2,761,165
                                                                                                                    ----------


See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Strategic Income Fund

Number of Shares                                                 Market Value+
                                                               ($ 000's omitted)

Common Stocks (24.0%)

Aerospace (0.4%)
          2,000               Lockheed Martin                          106 ++++

Apartments (2.2%)
          3,600               Apartment Investment &
                               Management                              115
          3,100               Archstone-Smith Trust                     91
          1,900               Avalonbay Communities                    111
          1,200               BRE Properties                            42
          4,100               Equity Residential                       121
          1,600               Home Properties                           60
          5,100               United Dominion Realty Trust              99
                                                                     -----
                                                                       639

Basic Materials (0.3%)
            700               Rio Tinto                                 73

Communications (0.2%)
          2,500               Vodafone Group ADR                        54 ++++

Community Centers (1.3%)
          2,800               Developers Diversified Realty            101
          2,900               Federal Realty Investment
                               Trust                                   122
          1,400               Pan Pacific Retail Properties             71
          1,600               Tanger Factory Outlet Centers             63
                                                                     -----
                                                                       357

Consumer Cyclicals (0.5%)
          2,000               Cox Communications                        55 *++++
          2,000               Target Corp.                              87 ++++
                                                                     -----
                                                                       142

Consumer Products & Services (0.2%)
          3,000               MoneyGram International                   56 *

Consumer Staples (0.4%)
          1,500               Diageo PLC ADR                            75 ++++
          1,500               Viacom Inc. Class B                       51
                                                                     -----
                                                                       126

Diversified (1.2%)
          1,500               Colonial Properties Trust                 57
          2,600               Duke Realty                               80
          3,700               Vornado Realty Trust                     215
                                                                     -----
                                                                       352

Energy (1.4%)
          1,500               BP PLC ADR                                84 ++++
          2,072               Enbridge Energy Management                90
          1,629               Kinder Morgan Management                  62
          1,000               Murphy Oil                                77 ++++
          1,500               PetroChina Co.                            75 ++++
                                                                     -----
                                                                       388

Finance (0.3%)
          1,000               Bank of America                           85 ++++

Financial Services (0.4%)
          1,500               Citigroup Inc.                            66
          2,000               Jackson Hewitt Tax Service                35
                                                                     -----
                                                                       101

Food & Beverage (0.3%)
          2,000               Constellation Brands                      76 *++++

Health Care (0.9%)
          1,500               Abbott Laboratories                       59 ++++
          1,000               Anthem, Inc.                              83 *++++
          4,400               Ventas, Inc.                             112
                                                                     -----
                                                                       254

Industrial (1.7%)
          3,000               CenterPoint Properties                   115
          2,000               Dover Corp.                               79 ++++
          1,000               General Dynamics                          99 ++++
          2,000               Praxair, Inc.                             79 ++++
          3,400               ProLogis                                 116
                                                                     -----
                                                                       488

Insurance (0.5%)
          1,000               American International Group              71 ++++
          2,000               Willis Group Holdings                     69 ++++
                                                                     -----
                                                                       140
Lodging (1.3%)
         11,500               Host Marriott                            149 *
         11,400               La Quinta                                87
          3,300               LaSalle Hotel Properties                 85
          1,400               Starwood Hotels & Resorts
                               Worldwide                                63
                                                                     -----
                                                                       384

Manufactured Homes (0.4%)
          3,800               Manufactured Home Communities            120

Office (3.3%)
          1,700               Alexandria Real Estate
                               Equities                                102
          2,000               Arden Realty                              61
          2,400               Boston Properties                        127
          4,700               Brookfield Properties                    144
          2,700               CarrAmerica Realty                        82
          3,800               CRT Properties                            82
          3,600               HRPT Properties Trust                     36

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund cont'd

Number of Shares                                                 Market Value+
                                                               ($ 000's omitted)

          2,500               Mack-Cali Realty                         102
          1,800               SL Green Realty                           89
          7,500               Trizec Properties                        121
                                                                     -----
                                                                       946

Office - Industrial (0.7%)
          3,000               Bedford Property Investors                84
          2,800               PS Business Parks                        112
                                                                     -----
                                                                       196

Oil & Gas (0.3%)
          1,500               Anadarko Petroleum                        90 ++++

Pharmaceutical (0.5%)
          1,500               Johnson & Johnson                         83 ++++
          1,500               Pfizer Inc.                               48
                                                                     -----
                                                                       131

Regional Malls (2.4%)
          1,500               CBL & Associates Properties               83
          6,000               General Growth Properties                181
          2,400               Macerich Co.                             115
          3,900               Simon Property Group                     201
          4,300               Taubman Centers                           99
                                                                     -----
                                                                       679

Retail Stores (0.2%)
          3,000               Pier 1 Imports                            54 ++++

Semiconductors (0.0%)
          1,597               Taiwan Semiconductor
                               Manufacturing ADR                        11

Technology (0.5%)
          2,000               First Data                                89 ++++
          2,500               Hewlett-Packard                           51 ++++
                                                                     -----
                                                                       140

Telecommunications (0.3%)
          2,000               Verizon Communications                    77 ++++

Utilities (1.9%)
          2,500               Cinergy Corp.                             96
          1,400               Dominion Resources                        89
          4,000               Duke Energy                               86
          3,000               Exelon Corp.                             105
          1,400               FPL Group                                 94
          3,500               ONEOK, Inc.                               73
                                                                     -----
                                                                       543

Total Common Stocks
(Cost $6,409)                                                        6,808
                                                                     -----

Convertible Preferred Stocks (1.2%)
          2,000               General Motors                            51
          1,500               International Paper Capital
                              Trust                                     75
          7,500               Morgan Stanley, Ser. C                    85
          1,500               Newell Financial Trust I                  66
          1,000               Unocal Corp.                              52
                                                                     -----
Total Convertible Preferred Stocks
(Cost $329)                                                            329
                                                                     -----

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Strategic Income Fund cont'd
----------------------------------------------------

Principal Amount                                                                                     Rating                  Value+
($000's omitted)                                                                                Moody's     S&P    ($000's omitted)
U.S. Treasury Securities (7.8%)
       265         U.S. Treasury Bonds, 6.00%, due 2/15/26                                      TSY         TSY            289
       575         U.S. Treasury Notes, 1.25%, due 5/31/05                                      TSY         TSY            572
       300         U.S. Treasury Notes, 2.00%, due 5/15/06                                      TSY         TSY            297
       525         U.S. Treasury Notes, 3.00%, due 11/15/07                                     TSY         TSY            522
       150         U.S. Treasury Notes, 5.75%, due 8/15/10                                      TSY         TSY            164(00)
        40         U.S. Treasury Notes, 3.63%, due 5/15/13                                      TSY         TSY             38
       325         U.S. Treasury Notes, 4.25%, due 11/15/13                                     TSY         TSY            320
                                                                                                                      --------
                   Total U.S. Treasury Securities (Cost $2,244)                                                          2,202
                                                                                                                      --------
U.S. Government Agency Securities (2.6%)
       435         Fannie Mae, Notes, 3.25%, due 11/15/07                                       AGY         AGY            432
       300         Freddie Mac, Notes, 4.25%, due 6/15/05                                       AGY         AGY            305
                                                                                                                      --------
                   Total U.S. Government Agency Securities (Cost $748)                                                     737
                                                                                                                      --------
Mortgage-Backed Securities (9.9%)
Fannie Mae
       125         5.50%, TB A, 30 Year Maturity                                                AGY         AGY            125(euro)
        62         Pass-Through Certificates, 4.50%, due 8/1/18 & 10/1/18                       AGY         AGY             60
       365         Pass-Through Certificates, 5.00%, due 11/1/17 - 8/1/33                       AGY         AGY            364
       464         Pass-Through Certificates, 5.50%, due 9/1/16 - 7/1/33                        AGY         AGY            472
       224         Pass-Through Certificates, 6.00%, due 3/1/18 - 9/1/33                        AGY         AGY            230
       157         Pass-Through Certificates, 6.50%, due 11/1/13 - 9/1/32                       AGY         AGY            165
        52         Pass-Through Certificates, 7.00%, due 7/1/17 & 7/1/29                        AGY         AGY             56
        14         Pass-Thro ugh Certificates, 7.50%, due 12/1/32                               AGY         AGY             15
Freddie Mac
        28         Pass-Through Certificates, 4.50%, due 8/1/18                                 AGY         AGY             27
        93         Pass-Through Certificates, 5.00%, due 5/1/18 & 8/1/33                        AGY         AGY             91
       212         Pass-Through Certificates, 5.50%, due 9/1/17 - 8/1/33                        AGY         AGY            213
       169         Pass-Through Certificates, 6.00%, due 4/1/17 - 12/1/33                       AGY         AGY            174
       110         Pass-Through Certificates, 6.50%, due 3/1/16 - 1/1/32                        AGY         AGY            116
        20         Pass-Through Certificates, 7.00%, due 6/1/32                                 AGY         AGY             22
Government National Mortgage Association
       500         Pass-Through Certificates, 4.50%, due 11/15/33                               AGY         AGY            475
        24         Pass-Through Certificates, 5.00%, due 7/15/33                                AGY         AGY             24
        57         Pass-Through Certificates, 5.50%, due 6/15/33                                AGY         AGY             58
        48         Pass-Through Certificates, 6.00%, due 4/15/33                                AGY         AGY             49
        30         Pass-Through Certificates, 6.50%, due 7/15/32                                AGY         AGY             31
        22         Pass-Through Certificates, 7.00%, due 8/15/32                                AGY         AGY             24
        12         Pass-Through Certificates, 7.50%, due 7/15/32                                AGY         AGY             13
                                                                                                                      --------
                   Total Mortgage-Backed Securities (Cost $2,816)                                                        2,804
                                                                                                                      --------
Corporate Debt Securities (32.3%)
       125         AES Corp., Senior Notes, 8.75%, due 6/15/08                                  B2          B-             132
       125         Allied Waste North America, Inc., Guaranteed Notes, Ser. B,
                   9.25%, due 9/1/12                                                            Ba3         BB -           139
        30         American Electric Power Co., Senior Notes, Ser. D, 5.25%,
                   due 6/1/15                                                                   Baa3        BBB             29
       125         Amerigas Partners L.P., Senior Notes, Ser. B, 8.88%, due
                   5/20/11                                                                      B2          BB-            136
       125         ArvinMeritor, Inc., Notes, 6.80%, due 2/15/09                                Ba1         BB+            126
        75         Associates Corp. NA, Senior Notes, 6.25%, due 11/1/08                        Aa1         AA-             81
        40         Bank of America Corp., Subordinated Notes, 6.80%, due

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Strategic Income Fund cont'd
----------------------------------------------------

Principal Amount                                                                                     Rating                  Value+
($000's omitted)                                                                                Moody's     S&P    ($000's omitted)
                   3/15/28                                                                      Aa3         A               43
        20         Bank One Corp., Subordinated Notes, 7.88%, due 8/1/10                        A1          A               23
        20         Boeing Capital Corp., Senior Notes, 6.13%, due 2/15/33                       A3          A               20
       125         Bombardier Recreational Products, Senior Subordinated Notes,
                   8.38%, due 12/15/13                                                          B3          B-             127**
       125         Calpine Corp., Senior Secured Notes, 8.50%, due 7/15/10                                  B              101**
       125         Case New Holland, Inc., Senior Notes, 9.25%, due 8/1/11                      Ba3         BB-            135**
        15         Champion International Corp., Debentures, 7.35%, due                         Baa2        BBB             16
                   11/1/25
       125         Charter Communications Operating LLC, Senior Notes, 8.00%,
                   due 4/30/12                                                                  B2          B-             121**
        25         ChevronTexaco Corp., Debentures, 8.00%, due 8/1/32                           Aa3         AA              32
       125         CMS Energy Corp., Senior Notes, 7.75%, due 8/1/10                            B3          B+             128**(00)
        45         Coca-Cola Enterprises, Inc., Debentures, 6.95%, due                          A2          A               50
                   11/15/26
        40         Comcast Corp., Notes, 5.30%, due 1/15/14                                     Baa3        BBB             39
        40         ConocoPhillips Corp., Notes, 8.75%, due 5/25/10                              A3          A-              49
        25         Constellation Energy Group, Inc., Notes, 6.35%, due 4/1/07                   Baa1        BBB             27
       125         Crown, Cork & Seal Co., Guaranteed Notes, 7.00%, due
                   12/15/06                                                                     B3          B              128
       125         CSC Holdings, Inc., Senior Notes, Ser. B, 8.13%, due                         B1          BB-            130
                   7/15/09
        25         CSX Corp., Senior Notes, 4.88%, due 11/1/09                                  Baa2        BBB             25
       125         D. R. Horton, Inc., Guaranteed Senior Notes, 8.50%, due
                   4/15/12                                                                      Ba1         BB+            140
     1,000         Dow Jones CDX High Yield, Pass-Thru Certificates, Ser.
                   3-1, 7.75%, due 12/29/09                                                     B3                         978**
        30         Duke Capital Corp., Senior Notes, 6.75%, due 2/15/32                         Baa3        BBB-            30
       125         Edison Mission Energy, Senior Notes, 9.88%, due 4/15/11                      B2          B              140
       125         El Paso Natural Gas, Senior Notes, Ser. A, 7.63%, due                        B1          B-             130
                   8/1/10
       125         Ferrellgas Partners L.P., Senior Notes, 6.75%, due 5/1/14                    Ba3         BB-            121**
       125         Fisher Scientific International, Inc., Senior Subordinated
                   Notes, 6.75%, due 8/15/14                                                    Ba3         BB+            125**(0)
        70         Ford Motor Credit Co., Senior Notes, 5.80%, due 1/12/09                      A3          BBB-            71
        20         France Telecom SA, Notes, 9.00%, due 3/1/11                                  Baa2        BBB+            23
        45         General Electric Capital Corp., Medium-Term Notes, Ser. A,
                   6.00%, due 6/15/12                                                           Aaa         AAA             48
        65         General Motors Acceptance Corp., Notes, 6.88%, due 8/28/12                   A3          BBB             66
        65         Goldman Sachs Group, Inc., Notes, 4.13%, due 1/15/08                         Aa3         A+              66
        70         Hertz Corp., Notes, 4.70%, due 10/2/06                                       Baa2        BBB-            71
       150         Host Marriott L.P., Senior Notes, 7.00%, due 8/15/12                         Ba3         B+             148**(0)
        80         Household Finance Corp., Notes, 4.63%, due 1/15/08                           A1          A               82
        35         International Bank for Reconstruction & Development, Notes,
                   3.63%, due 5/21/13                                                           Aaa         AAA             33
        55         International Lease Finance Corp., Notes, 2.95%, due                         A1          AA-             55
                   5/23/06
       125         Invista, Notes, 9.25%, due 5/1/12                                            B1          B+             128**(00)
       125         Iron Mountain, Inc., Guaranteed Senior Notes, 8.63%, due
                   4/1/13                                                                       B3          B              134
       175         iStar Financial, Inc., Senior Notes, 6.00%, due 12/15/10                     Ba1         BB+            177
        75         J.P. Morgan Chase & Co., Senior Notes, 3.63%, due 5/1/08                     Aa3         A+              74
       125         L-3 Communications Corp., Guaranteed Senior Subordinated
                   Notes, 7.63%, due 6/15/12                                                    Ba3         BB-            133
       125         LNR Property Corp., Senior Subordinated Notes, 7.63%, due
                   7/15/13                                                                      Ba3         B+             125
       135         Lyondell Chemical Co., Guaranteed Senior Notes, 9.50%, due
                   12/15/08                                                                     B1          B+             141
       125         MGM Mirage, Inc., Guaranteed Senior Subordinated Notes,
                   9.75%, due 6/1/07                                                            Ba2         BB-            137
       125         Millennium America, Inc., Guaranteed Notes, 7.00%, due

See Notes to Schedule of Investments

NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Strategic Income Fund cont'd
----------------------------------------------------

Principal Amount                                                                                     Rating                  Value+
($000's omitted)                                                                                Moody's     S&P    ($000's omitted)
                   11/15/06                                                                     B1          BB-            128
        50         Morgan Stanley Dean Witter & Co., Senior Notes, 5.30%, due
                   3/1/13                                                                       Aa3         A+              50
       125         MSW Energy Holdings LLC, Senior Secured Notes, 8.50%, due
                   9/1/10                                                                       Ba1         BB             134
       125         Nalco Co., Senior Notes, 7.75%, due 11/15/11                                 B2          B-             130
       125         Navistar International, Senior Notes, 7.50%, due 6/15/11                     Ba3         BB-            129
        55         News America Holdings, Senior Debentures, 8.88%, due 4/26/23                 Baa3        BBB-            69
       125         Nextel Communications, Inc., Senior Notes, 6.88%, due
                   10/31/13                                                                     Ba3         BB             127
        15         Norfolk Southern Corp., Bonds, 7.80%, due 5/15/27                            Baa1        BBB             18
       125         Norske Skog Canada Ltd., Guaranteed Senior Notes, Ser. D,
                   8.63%, due 6/15/11                                                           Ba3         BB             134
        50         Occidental Petroleum Corp., Senior Notes, 6.50%, due 4/1/05                  Baa1        BBB+            51
       125         Owens & Minor, Inc., Senior Subordinated Notes, 8.50%, due
                   7/15/11                                                                      Ba3         BB-            137
       125         Owens-Brockway Glass Container, Inc., Guaranteed Senior
                   Notes, 8.88%, due 2/15/09                                                    B2          BB-            136
        20         Petroleos Mexicanos, Guaranteed Notes, 6.50%, due 2/1/05                     Baa1        BBB-            20
        50         PNC Funding Corp., Guaranteed Senior Notes, 5.75%, due
                   8/1/06                                                                       A2          A-              52
        50         Province of Ontario, Senior Unsubordinated Notes, 5.50%, due
                   10/1/08                                                                      Aa2         AA              53
        25         Quebec Province, Debentures, 7.50%, due 9/15/29                              A1          A+              31
       125         Rent-A-Center, Inc., Guaranteed Senior Notes, Ser. B, 7.50%,
                   due 5/1/10                                                                   B1          BB-            130
        80         Republic of Italy, Senior Unsubordinated Notes, 5.25%, due
                   4/5/06                                                                                   AA-             83
       125         Salem Communications Holding Corp., Guaranteed Senior
                   Subordinated Notes, Ser. B, 9.00%, due 7/1/11                                B3          B-             137
       125         Sequa Corp., Senior Notes, Ser. B, 8.88%, due 4/1/08                         B1          BB-            133
        30         Southern Power Co., Senior Notes, Ser. B, 6.25%, due 7/15/12                 Baa1        BBB+            32
        50         Sprint Capital Corp., Guaranteed Notes, 6.00%, due 1/15/07                   Baa3        BBB-            53
       125         Standard Pacific Corp., Senior Notes, 6.50%, due 10/1/08                     Ba2         BB             126
       150         Stena AB, Senior Notes, 9.63%, due 12/1/12                                   Ba3         BB-            163
       125         Suburban Propane Partners, L.P., Senior Notes, 6.88%, due
                   12/15/13                                                                     B1          B              124
       125         Swift Energy Co., Senior Notes, 7.63%, due 7/15/11                           B1          BB-            128
        55         Target Corp., Senior Notes, 7.50%, due 8/15/10                               A2          A+              64
       125         Tembec Industries, Inc., Guaranteed Senior Notes, 8.63%, due
                   6/30/09                                                                      Ba3         BB-            129
       125         Tenet Healthcare Corp., Senior Notes, 6.38%, due 12/1/11                     B3          B-             112
        55         Time Warner Co., Inc., Notes, 7.75%, due 6/15/05                             Baa1        BBB+            57
       150         Triad Hospitals, Inc., Senior Subordinated Notes, 7.00%, due
                   11/15/13                                                                     B3          B              148
        75         Tyco International Group SA, Guaranteed Senior Notes, 6.75%,
                   due 2/15/11                                                                  Baa3        BBB             82
        40         Tyson Foods, Inc., Notes, 8.25%, due 10/1/11                                 Baa3        BBB             46
        40         United Mexican States, Notes, 8.38%, due 1/14/11                             Baa2        BBB-            46
       125         United Rentals, Inc., Senior Subordinated Notes, 7.75%,
                   due 11/15/13                                                                 B2          B+             121
        30         Verizon Global Funding Corp., Senior Notes, 7.38%, due
                   9/1/12                                                                       A2          A+              34
       125         Vintage Petroleum, Senior Notes, 8.25%, due 5/1/12                           Ba3         BB-            134
       125         Wabtec Corp., Senior Notes, 6.88%, due 7/31/13                               Ba2         BB             126
        75         Wells Fargo Co., Subordinated Notes, 6.25%, due 4/15/08                      Aa2         A+              81

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Strategic Income Fund cont'd
----------------------------------------------------

Principal Amount                                                                                     Rating                  Value+
($000's omitted)                                                                                Moody's     S&P    ($000's omitted)
       125         Williams Cos., Inc ., Notes, 8.13%, due 3/15/12                              B3          B+             137
       125         Young Broadcasting, Inc., Guaranteed Senior Notes, 8.50%, due
                   12/15/08                                                                     B2          B              132
                                                                                                                      --------
                   Total Corporate Debt Securities (C ost $9,023)                                                        9,170
                                                                                                                      --------
Foreign Government Securities^ (16.4%)
   CAD 150         Canadian Government, Bonds, 7.25%, due 6/1/07                                Aaa         AAA            124
    CAD 40         Canadian Government, Bonds, 8.00%, due 6/1/27                                Aaa         AAA             41
   EUR 495         Government of France, Bonds, 7.75%, due 10/25/05                             Aaa         AAA            633
JPY 27,000         Inter-American Development Bank, 1.90%, due 7/8/09                           Aaa         AAA            253
JPY 18,000         Japan Development Bank, Bonds, 1.40%, due 6/20/12                            Aaa         AA-            159
 JPY 8,000         Japan Development Bank, Bonds, 1.05%, due 6/20/23                            Aaa         AA-             56
JPY 20,000         Japan Financial Corp , . Global Notes, 1.55%, due 2/21/12                    Aaa         AA-            179
   EUR 400         Netherlands Government, Bonds, 5.25%, due 7/15/08                            Aaa         AAA            516
   DKK 473         Nykredit, Mortgage-Backed Securities, Ser. 02A, 5.00%, due
                   10/1/22                                                                      Aa1         AA              78
JPY 17,000         Quebec Province, Bonds, 1.60%, due 5/9/13                                    A+          AA-            150
    AUD 70         Queensland Treasu y r , Bonds, 8.00%, due 9/14/07                            Aaa         AAA             52
JPY 23,000         Republic of Austria, Bonds, 3.75%, due 2/3/09                                Aaa         AAA            231
   EUR 270         Republic of Germany, Bonds, 5.00%, due 8/19/05                               Aaa         AAA            334
   EUR 295         Republic of Germany, Bonds, 5.50%, due 1/4/31                                Aaa         AAA            391
JPY 42,000         Republic of Italy, Bonds, 1.80%, due 2/23/10                                 Aa2         AA-            391
   EUR 450         Spain Government, Bonds, 5.00%, due 7/30/12                                  Aaa         AA+            575
   SEK 400         Swedish Government, Bonds, 5.50%, due 10/8/12                                Aaa         AAA             56
    GBP 65         U K Treasury, Bonds, 8.50%, due 12/7/05                                      Aaa         AAA            124
    GBP 70         U K Treasury, Bonds, 5.75%, due 12/7/09                                      Aaa         AAA            131
    GBP 70         U K Treasury, Bonds, 8.00%, due 6/7/21                                       Aaa         AAA            171
                                                                                                                      --------
                   Total Foreign Government Securities (Cost $4,709)                                                     4,645
                                                                                                                      --------
Convertible Bonds (2.2%)
        75         Devon Energy Corp., Senior Notes, 4.95%, due 8/15/08                         Baa2        BBB             77
        75         Echostar Communications Corp., Notes,
                   5.75%, due 5/15/08                                                           B2          B               76
        75         Edwards Lifescience Corp., Senior Notes, 3.88%, due 5/15/33                                              77^^
        50         Hilt on Hotels Corp., Notes, 3.38%, due 4/15/23                              Ba1         BBB-            54
        65         Lamar Advertising Co., Notes, 2.88%, due 12/31/10                            B2          B               68
        75         Liberty Media Corp., Senior Notes, 3.25%, due
                   3/15/31                                                                      Baa3        BBB-            66
        75         Morgan Stanley Group, Inc., Senior Notes, 1.25%, due
                   12/30/08                                                                     Aa3         A+              67
        75         SCI Systems, Inc., Notes, 3.00%, due 3/15/07                                 B1          B               70
        75         Thermo Electron, Subordinated Notes, 3.25%,
                   due 11/1/07                                                                  Baa3        BBB             74
                                                                                                                      --------
                   Total Convertible Bonds (Cost $572)                                                                     629
                                                                                                                      --------
Repurchase Agreements (3.6%)
     1,031         State Street Bank and Trust Co. Repurchase Agreement, 1.25%,
                   due 8/2/04, dated 7/30/04, Maturity Value $1,031,107,
                   Collateralized by $780,000 U.S. Treasury Bonds, 8.13%, due
                   8/15/19 (Collateral Value $1,057,892) (Cost $1,031)                                                   1,031#
                                                                                                                      --------

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Strategic Income Fund cont'd
----------------------------------------------------

Principal Amount                                                                                     Rating                  Value+
($000's omitted)                                                                                Moody's     S&P    ($000's omitted)
Short-Term Investments (0.5%)
       138         Neuberger Berman Institutional Cash Fund Trust Class (Cost $138)                                        138@#
                                                                                                                      --------
                   Total Investments (100 .5%) (Cost $28,019)                                                           28,493##

                   Liabilities, less cash, receivables
                     and other assets [(0.5%)]                                                                            (153)@@
                                                                                                                      --------
                   Total Net Assets (100.0%)                                                                            28,340
                                                                                                                      --------

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Notes to Schedule of Investments
--------------------------------

+ Investments in equity securities by Neuberger Berman Strategic Income Fund (the "Fund") are valued at the latest sales price where that price is readily available; equity securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund, at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in fixed income securities by the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other fixed income securities requiring daily quotations, bid prices are obtained from principal market makers in those securities. The Fund values all other securities by a method the Board of Trustees of Neuberger Berman Income Funds (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

++ Investment securities of Neuberger Berman Institutional Cash Fund are valued at amortized cost, which approximates U.S. Federal income tax cost.

#      At cost, which approximates market value.

## At July 31, 2004, the cost of investments for U.S. Federal income tax purposes was $28,019,000. Gross unrealized appreciation of investments was $871,000 and gross unrealized depreciation of investments was $397,000, resulting in net unrealized appreciation of $474,000, based on cost for U.S. Federal income tax purposes.

*      Non-income producing security.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and are deemed liquid. At July 31, 2004, these securities amounted to $2,242,000 or 7.9% of net assets for Neuberger Berman Strategic Income Fund.

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc.

(0) Security purchased on a when-issued basis. At July 31, 2004, these securities amounted to $273,000 for Neuberger

       Berman Strategic Income Fund.

(00) Security is segregated as collateral for when-issued purchase commitments.

^ Principal amount is stated in the currency in which the security is denominated.
         AUD = Australian Dollar
         CAD = Canadian Dollar
         DKK = Danish Krone
         EUR = Euro Currency
         GBP = Great Britain Pound
         JPY = Japanese Yen
         SEK = Swedish Krona

^^     Not rated by a nationally recognized statistical rating organization.

(euro) TBA (To Be Assigned) Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

++++ The following securities were held in escrow at July 31, 2004, to cover outstanding call options written:

                                                                  Market Value of   Premium on   Market Value
       Neuberger Berman   Shares   Securities and Options              Securities      Options     of Options
       Strategic Income    1,500   Abbott Laboratories                    $59,000       $1,000             $0
                                   November 2004 @ 47.5
                           1,000   American International Group            71,000        1,000          1,000
                                   November 2004 @ 80
                           1,500   Anadarko Petroleum                      90,000        2,000          7,000
                                   August 2004 @ 55
                           1,000   Anthem, Inc.                            83,000        3,000          2,000
                                   December 2004 @ 95
                           1,000   Bank of America                         85,000        2,000          3,000
                                   November 2004 @ 85
                           1,500   BP PLC ADR                              84,000        1,000          2,000
                                   January 2005 @ 60
                           2,000   Constellation Brands                    76,000        2,000          3,000
                                   October 2004 @ 37.5
                           2,000   Cox Communications                      55,000        2,000              0
                                   December 2004 @ 35
                           1,500   Diageo PLC ADR                          75,000        1,000              0
                                   October 2004 @ 60
                           2,000   Dover Corp.                             79,000        2,000          2,000
                                   September 2004 @ 45
                           2,000   First Data                              89,000        2,000          4,000
                                   August 2004 @ 42.5
                           1,000   General Dynamics                        99,000        1,000          1,000
                                   August 2004 @ 100
                           2,500   Hewlett-Packard                         51,000        2,000          1,000
                                   November 2004 @ 22.5
                           1,500   Johnson & Johnson                       83,000        2,000          3,000
                                   October 2004 @ 55
                           1,500   Lockheed Martin                         79,000        2,000          3,000
                                   December 2004 @ 55
                           1,000   Murphy Oil                              77,000        4,000          9,000
                                   October 2004 @ 70
                           1,500   Petrochina Co.                          75,000        1,000          1,000
                                   September 2004 @ 55
                           3,000   Pier 1 Imports                          54,000        4,000              0
                                   September 2004 @ 25

                           2,000   Praxair, Inc.                           79,000        1,000          3,000
                                   October 2004 @ 40
                           2,000   Target Corp.                            87,000        3,000          3,000
                                   January 2005 @ 47.5
                           2,000   Verizon Communications                  77,000        1,000          1,000
                                   January 2005 @ 42.5
                           2,500   Vodafone Group ADR                      54,000        1,000              0
                                   October 2004 @ 30
                           2,000   Willis Group Holdings                   69,000        1,000              0
                                   October 2004 @ 40

@@ At July 31, 2004, open forward contracts for Neuberger Berman Strategic Income Fund were as follows:

                                                                                        Net
                                               In                                Unrealized
                                         Exchange   Settlement                 Appreciation
        Sell                Contracts         For         Date       Value   (Depreciation)
        Canadian Dollar       170,000    $125,018      8/23/04    $127,869         $(2,851)
        Euro Dollar         2,221,000   2,684,301      8/23/04   2,671,045           13,256
        Japanese Yen      160,716,000   1,485,360      8/23/04   1,444,465           40,895
        Pound Sterling        189,000     343,602      8/23/04     343,082              520

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds


By:     /s/ Peter E. Sundman
        -----------------------
Name:   Peter E. Sundman
Title:  Chief Executive Officer

Date:   September 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:     /s/ Peter E. Sundman
        ---------------
Name:   Peter E. Sundman
Title:  Chief Executive Officer

Date:   September 28, 2004



By:     /s/ Barbara Muinos
        ------------------
Name:   Barbara Muinos
Title:  Treasurer and Principal Financial
        and Accounting Officer

Date:   September 28, 2004